AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 47.2%
Indonesia - 1.7%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	125,455,000	$9,218,709
Series FR56
8.375%, 9/15/26		40,319,000	3,048,123
Series FR70
8.375%, 3/15/24		24,192,000	1,821,692
Series FR77
8.125%, 5/15/24		369,137,000	27,585,861
Series FR78
8.25%, 5/15/29		174,423,000	13,168,909

			54,843,294

Italy - 1.8%
Italy Buoni Poliennali Del Tesoro
1.75%, 7/01/24 (a)	EUR	28,320	32,761,327
4.50%, 5/01/23		20,300	25,756,408

			58,517,735

Malaysia - 0.5%
Malaysia Government Bond
Series 0315
3.659%, 10/15/20	MYR	55,010	13,400,804
Series 414
3.654%, 10/31/19		15,620	3,790,173

			17,190,977

Mexico - 0.5%
Mexican Bonos
Series M
8.00%, 12/07/23	MXN	178,767	9,571,292
Series M 20
7.50%, 6/03/27		157,215	8,219,609

			17,790,901

Russia - 1.3%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	670,156	10,667,113
Series 6227
7.40%, 7/17/24		1,925,000	30,762,194

			41,429,307

United States - 41.4%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	17,631	23,231,597
5.50%, 8/15/28 (b)		161,400	208,105,125
6.00%, 2/15/26		30,903	38,628,375
6.125%, 11/15/27 (c)		224,956	296,520,127

	Principal Amount (000)		U.S. $ Value
6.375%, 8/15/27	U.S.$	44,636	$59,205,469
6.50%, 11/15/26		24,326	31,844,254
6.75%, 8/15/26		58,640	77,212,388
7.50%, 11/15/24		20,000	25,637,500
U.S. Treasury Notes
1.625%, 8/15/22-10/31/23 (c)		291,286	289,183,601
2.00%, 1/15/21		28,654	28,667,332
2.125%, 7/31/24 (c)		125,561	127,130,816
2.25%, 11/15/25 (d)		16,500	16,830,000
2.375%, 5/15/29		18,450	19,026,563
2.625%, 2/15/29		9,944	10,466,060
2.875%, 9/30/23		65,000	67,640,625
3.125%, 11/15/28		30,000	32,821,875

			1,352,151,707

Total Governments - Treasuries (cost $1,496,485,695)			1,541,923,921

MORTGAGE PASS-THROUGHS - 21.5%
Agency Fixed Rate 30-Year - 21.5%
Federal National Mortgage Association
Series 1998
8.00%, 6/01/28		7	7,759
Series 1999
7.50%, 11/01/29		13	14,557
Series 2018
4.00%, 8/01/49, TBA		92,227	95,476,824
Series 2019
3.50%, 8/01/49, TBA		20,880	21,381,966
4.50%, 8/01/49, TBA		270,967	284,070,295
5.00%, 8/01/49, TBA		282,735	300,339,950

Total Mortgage Pass-Throughs (cost $698,735,256)			701,291,351

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.6%
Risk Share Floating Rate - 10.9%
Bellemeade Re Ltd.
Series 2017-1, Class M1
3.966% (LIBOR 1 Month + 1.70%), 10/25/27 (a)(e)		2,634	2,646,495
Series 2018-2A, Class M1B
3.616% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(e)		4,545	4,554,562
Series 2018-3A, Class M1B
4.116% (LIBOR 1 Month + 1.85%), 10/25/27 (a)(e)		1,730	1,732,473
Series 2019-1A, Class M2
4.966% (LIBOR 1 Month + 2.70%), 3/25/29 (a)(e)		1,340	1,342,043
Series 2019-2A, Class M1C
4.266% (LIBOR 1 Month + 2.00%), 4/25/29 (a)(e)		9,029	8,992,527
Series 2019-3A, Class M1C
4.34% (LIBOR 1 Month + 1.95%), 7/25/29 (a)(e)		15,567	15,572,086

	Principal Amount (000)		U.S. $ Value
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.666% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(e)	U.S.$	3,351	$3,379,818
Series 2019-R01, Class 2M2
4.716% (LIBOR 1 Month + 2.45%), 7/25/31 (a)(e)		17,523	17,777,079
Series 2019-R02, Class 1M2
4.566% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(e)		13,672	13,738,138
Series 2019-R03, Class 1M2
4.416% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(e)		5,746	5,776,754
Series 2019-R05, Class 1M2
4.40% (LIBOR 1 Month + 2.00%), 7/25/39 (a)(e)		5,328	5,329,719
Eagle RE Ltd.
Series 2018-1, Class M1
3.966% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(e)		1,491	1,489,495
Federal Home Loan Mortgage Corp.
Series 2017-HQA2, Class B1
7.016% (LIBOR 1 Month + 4.75%), 12/25/29 (e)		3,000	3,326,613
Series 2017-HQA3, Class B1
6.716% (LIBOR 1 Month + 4.45%), 4/25/30 (e)		4,750	5,131,484
Series 2018-HQA1, Class B1
6.616% (LIBOR 1 Month + 4.35%), 9/25/30 (e)		4,520	4,882,515
Series 2019-DNA1, Class M2
5.054% (LIBOR 1 Month + 2.65%), 1/25/49 (a)(e)		241	245,562
Series 2019-HQA1, Class M2
4.616% (LIBOR 1 Month + 2.35%), 2/25/49 (a)(e)		4,012	4,047,908
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.416% (LIBOR 1 Month + 7.15%), 7/25/23 (e)		2,958	3,410,261
Series 2013-DN2, Class M2
6.516% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		4,725	5,109,991
Series 2014-DN1, Class M3
6.766% (LIBOR 1 Month + 4.50%), 2/25/24 (e)		4,455	4,919,371
Series 2014-DN3, Class M3
6.266% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		3,675	3,928,006
Series 2014-HQ2, Class M3
6.016% (LIBOR 1 Month + 3.75%), 9/25/24 (e)		1,010	1,104,086

	Principal Amount (000)		U.S. $ Value
Series 2015-DN1, Class B
13.766% (LIBOR 1 Month + 11.50%), 1/25/25 (e)	U.S.$	2,576	$3,633,654
Series 2015-DNA2, Class B
9.816% (LIBOR 1 Month + 7.55%), 12/25/27 (e)		1,491	1,822,988
Series 2015-DNA2, Class M2
4.866% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		973	980,425
Series 2015-DNA3, Class B
11.616% (LIBOR 1 Month + 9.35%), 4/25/28 (e)		2,483	3,265,385
Series 2015-HQA1, Class B
11.066% (LIBOR 1 Month + 8.80%), 3/25/28 (e)		1,579	1,955,782
Series 2016-DNA1, Class B
12.404% (LIBOR 1 Month + 10.00%), 7/25/28 (e)		2,234	3,006,903
Series 2016-DNA2, Class M3
6.916% (LIBOR 1 Month + 4.65%), 10/25/28 (e)		6,600	7,133,403
Series 2016-DNA4, Class M3
6.066% (LIBOR 1 Month + 3.80%), 3/25/29 (e)		5,307	5,650,506
Series 2017-DNA1, Class M2
5.516% (LIBOR 1 Month + 3.25%), 7/25/29 (e)		2,600	2,748,324
Series 2017-DNA2, Class B1
7.416% (LIBOR 1 Month + 5.15%), 10/25/29 (e)		5,178	5,965,420
Series 2017-DNA2, Class M2
5.716% (LIBOR 1 Month + 3.45%), 10/25/29 (e)		1,168	1,246,154
Series 2017-DNA3, Class B1
6.716% (LIBOR 1 Month + 4.45%), 3/25/30 (e)		4,550	5,041,347
Series 2017-HQA3, Class M2
4.616% (LIBOR 1 Month + 2.35%), 4/25/30 (e)		9,521	9,663,434
Series 2018-HQA1, Class M2
4.566% (LIBOR 1 Month + 2.30%), 9/25/30 (e)		3,579	3,601,541
Federal National Mortgage Association
Series 2014-C01, Class M2
6.666% (LIBOR 1 Month + 4.40%), 1/25/24 (e)		11,046	12,079,135
Series 2018-C03, Class 1B1
6.016% (LIBOR 1 Month + 3.75%), 10/25/30 (e)		7,250	7,582,567
Series 2018-C06, Class 2M2
4.366% (LIBOR 1 Month + 2.10%), 3/25/31 (e)		750	752,527

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M2
4.866% (LIBOR 1 Month + 2.60%), 5/25/24 (e)	U.S.$	3,925	$4,091,812
Series 2014-C03, Class 1M2
5.266% (LIBOR 1 Month + 3.00%), 7/25/24 (e)		11,273	11,921,820
Series 2014-C04, Class 1M2
7.166% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		7,755	8,565,816
Series 2014-C04, Class 2M2
7.266% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		1,442	1,570,202
Series 2015-C01, Class 1M2
6.566% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		2,859	3,057,075
Series 2015-C02, Class 1M2
6.266% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		4,577	4,861,934
Series 2015-C02, Class 2M2
6.266% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		1,786	1,855,072
Series 2015-C03, Class 1M2
7.266% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		3,984	4,344,008
Series 2015-C03, Class 2M2
7.266% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		1,650	1,758,701
Series 2015-C04, Class 1M2
7.966% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		2,087	2,308,843
Series 2015-C04, Class 2M2
7.816% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		3,032	3,276,248
Series 2016-C01, Class 2M2
9.216% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		1,609	1,791,649
Series 2016-C02, Class 1M2
8.266% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		3,027	3,336,050
Series 2016-C04, Class 1M2
6.516% (LIBOR 1 Month + 4.25%), 1/25/29 (e)		666	710,957
Series 2016-C05, Class 2B
13.016% (LIBOR 1 Month + 10.75%), 1/25/29 (e)		2,743	3,565,142
Series 2016-C05, Class 2M2
6.716% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		6,767	7,177,004
Series 2016-C07, Class 2B
11.766% (LIBOR 1 Month + 9.50%), 5/25/29 (e)		1,190	1,487,050
Series 2017-C01, Class 1B1
8.016% (LIBOR 1 Month + 5.75%), 7/25/29 (e)		4,300	5,130,355

	Principal Amount (000)		U.S. $ Value
Series 2017-C02, Class 2B1
7.766% (LIBOR 1 Month + 5.50%), 9/25/29 (e)	U.S.$	6,180	$7,185,855
Series 2017-C02, Class 2M2
5.916% (LIBOR 1 Month + 3.65%), 9/25/29 (e)		709	750,855
Series 2017-C03, Class 1B1
7.116% (LIBOR 1 Month + 4.85%), 10/25/29 (e)		7,080	8,019,821
Series 2017-C03, Class 1M2
5.266% (LIBOR 1 Month + 3.00%), 10/25/29 (e)		211	220,551
Series 2017-C05, Class 1B1
5.866% (LIBOR 1 Month + 3.60%), 1/25/30 (e)		7,280	7,682,224
Series 2017-C07, Class 1M2
4.666% (LIBOR 1 Month + 2.40%), 5/28/30 (e)		1,150	1,166,336
Series 2017-C07, Class 2M2
4.766% (LIBOR 1 Month + 2.50%), 5/25/30 (e)		2,994	3,042,612
Series 2018-C01, Class 1B1
5.816% (LIBOR 1 Month + 3.55%), 7/25/30 (e)		8,575	8,932,024
Series 2018-C01, Class 1M2
4.516% (LIBOR 1 Month + 2.25%), 7/25/30 (e)		4,151	4,194,461
Series 2018-C02, Class 2M2
4.466% (LIBOR 1 Month + 2.20%), 8/25/30 (e)		4,516	4,550,062
Series 2018-C05, Class 1B1
6.516% (LIBOR 1 Month + 4.25%), 1/25/31 (e)		6,873	7,417,571
Home Re Ltd.
Series 2018-1, Class M1
4.03% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(e)		2,359	2,363,174
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.516% (LIBOR 1 Month + 4.25%), 11/25/24 (e)(f)		1,337	1,450,128
Series 2015-CH1, Class M2
7.766% (LIBOR 1 Month + 5.50%), 10/25/25 (e)(f)		2,218	2,499,424
Oaktown Re Ltd.
Series 2017-1A, Class M2
6.266% (LIBOR 1 Month + 4.00%), 4/25/27 (a)(e)		1,314	1,346,442
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.404% (LIBOR 1 Month + 2.00%), 3/27/24 (e)(f)		3,831	3,834,678
Series 2019-2R, Class A
5.162% (LIBOR 1 Month + 2.75%), 5/27/23 (e)(f)		4,693	4,700,852

	Principal Amount (000)		U.S. $ Value
Radnor RE Ltd.
Series 2019-1, Class M1B
4.216% (LIBOR 1 Month + 1.95%), 2/25/29 (a)(e)	U.S.$	4,187	$4,192,336
Series 2019-2, Class M1B
4.016% (LIBOR 1 Month + 1.75%), 6/25/29 (a)(e)		9,100	9,099,611
STACR Trust
Series 2018-DNA2, Class B1
5.966% (LIBOR 1 Month + 3.70%), 12/25/30 (a)(e)		3,000	3,139,925
Series 2019-DNA3, Class M2
4.35% (LIBOR 1 Month + 2.05%), 7/25/49 (a)(e)		1,635	1,634,863
Series 2019-HQA2, Class M2
4.316% (LIBOR 1 Month + 2.05%), 4/25/49 (a)(e)		2,800	2,812,915
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.516% (LIBOR 1 Month + 5.25%), 11/25/25 (e)(f)		778	877,585

			356,490,524

Agency Floating Rate - 1.6%
Federal Home Loan Mortgage Corp. REMICs
Series 3119, Class PI
4.875% (7.20% - LIBOR 1 Month), 2/15/36 (e)(g)		1,776	376,392
Series 3856, Class KS
4.066% (6.55% - LIBOR 1 Month), 5/15/41 (e)(g)		12,675	2,083,974
Series 4248, Class SL
3.566% (6.05% - LIBOR 1 Month), 5/15/41 (e)(g)		1,115	167,084
Series 4372, Class JS
3.616% (6.10% - LIBOR 1 Month), 8/15/44 (e)(g)		6,686	1,183,955
Series 4735, Class SA
3.875% (6.20% - LIBOR 1 Month), 12/15/47 (e)(g)		11,955	2,544,515
Series 4763, Class SB
4.675% (7.00% - LIBOR 1 Month), 3/15/48 (e)(g)		24,068	5,296,930
Series 4774, Class BS
3.875% (6.20% - LIBOR 1 Month), 2/15/48 (e)(g)		14,345	2,271,466
Series 4774, Class SL
3.875% (6.20% - LIBOR 1 Month), 4/15/48 (e)(g)		18,913	3,099,009
Federal National Mortgage Association REMICs
Series 2013-4, Class ST
3.884% (6.15% - LIBOR 1 Month), 2/25/43 (e)(g)		4,229	800,962

	Principal Amount (000)		U.S. $ Value
Series 2014-88, Class BS
3.66% (6.15% - LIBOR 1 Month), 1/25/45 (e)(g)	U.S.$	3,802	$710,463
Series 2015-90, Class SA
3.884% (6.15% - LIBOR 1 Month), 12/25/45 (e)(g)		28,768	5,504,691
Series 2016-69, Class DS
3.834% (6.10% - LIBOR 1 Month), 10/25/46 (e)(g)		42,502	6,964,157
Series 2017-49, Class SP
3.66% (6.15% - LIBOR 1 Month), 7/25/47 (e)(g)		3,476	682,300
Series 2018-32, Class SB
3.934% (6.20% - LIBOR 1 Month), 5/25/48 (e)(g)		7,780	1,474,247
Series 2018-44, Class GS
3.934% (6.20% - L IBOR 1 Month), 6/25/48 (e)(g)		15,889	2,663,470
Series 2018-45, Class SL
3.71% (6.20% - LIBOR 1 Month), 6/25/48 (e)(g)		4,856	1,011,241
Series 2018-45, Class SM
3.71% (6.20% - LIBOR 1 Month), 6/25/48 (e)(g)		18,588	3,629,553
Series 2018-57, Class SL
3.934% (6.20% - LIBOR 1 Month), 8/25/48 (e)(g)		25,689	4,120,317
Series 2018-58, Class SA
3.934% (6.20% - LIBOR 1 Month), 8/25/48 (e)(g)		9,220	1,559,275
Series 2018-59, Class HS
3.934% (6.20% - LIBOR 1 Month), 8/25/48 (e)(g)		25,631	4,225,253

			50,369,254

Non-Agency Fixed Rate - 0.1%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 8/01/36		1,303	1,073,340
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.533%, 3/25/37		218	216,962
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37		783	641,775
Series 2007-HY4, Class 1A1
4.012%, 9/25/47		343	324,080
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		534	432,032

	Principal Amount (000)		U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
4.785%, 12/28/37	U.S.$	1,353	$1,340,727

			4,028,916

Agency Fixed Rate - 0.0%
Federal National Mortgage Association REMICs
Series 2013-87, Class KI
3.00%, 12/25/37 (h)		5,196	405,238

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.516% (LIBOR 1 Month + 0.25%), 4/25/37 (e)		462	226,672
Lehman XS Trust
Series 2007-10H, Class 2AIO
4.598% (7.00% - LIBOR 1 Month), 7/25/37 (e)(g)		446	73,882

			300,554

Total Collateralized Mortgage Obligations (cost $401,959,924)			411,594,486

CORPORATES - NON-INVESTMENT GRADE - 10.8%
Industrial - 7.9%
Basic - 1.0%
Alcoa Nederland Holding BV
6.125%, 5/15/28 (a)		510	537,086
Constellium NV
4.25%, 2/15/26 (a)	EUR	2,060	2,386,529
Constellium SE
5.75%, 5/15/24 (a)	U.S.$	3,680	3,783,923
Eldorado Gold Corp.
9.50%, 6/01/24 (a)		5,278	5,449,535
ERP Iron Ore, LLC
9.039%, 12/31/19 (i)(j)(k)(l)(m)(n)		166	165,779
Freeport-McMoRan, Inc.
5.45%, 3/15/43		1,908	1,769,575
Graphic Packaging International LLC
4.75%, 7/15/27 (a)		1,032	1,075,458
INEOS Group Holdings SA
5.375%, 8/01/24 (a)(o)	EUR	3,215	3,636,344
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)	U.S.$	2,275	2,401,854
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (f)(k)(m)(p)		1,407	14
Olin Corp.
5.625%, 8/01/29		2,388	2,448,321
Peabody Energy Corp.
6.00%, 3/31/22 (a)		2,305	2,356,678

	Principal Amount (000)		U.S. $ Value
Sealed Air Corp.
6.875%, 7/15/33 (a)	U.S.$	2,246	$2,509,658
SPCM SA
4.875%, 9/15/25 (a)		913	923,527
Starfruit Finco BV/Starfruit US Holdco LLC
6.50%, 10/01/26 (a)	EUR	2,515	2,777,953
8.00%, 10/01/26 (a)	U.S.$	272	269,576
United States Steel Corp.
6.25%, 3/15/26		715	652,430
6.875%, 8/15/25		915	890,551

			34,034,791

Capital Goods - 0.6%
Bombardier, Inc.
7.875%, 4/15/27 (a)		1,946	1,968,963
Clean Harbors, Inc.
4.875%, 7/15/27 (a)		2,887	2,978,258
5.125%, 7/15/29 (a)		976	1,025,620
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		551	512,430
Colfax Corp.
6.00%, 2/15/24 (a)		338	358,503
6.375%, 2/15/26 (a)		361	386,530
Crown European Holdings SA
2.875%, 2/01/26 (a)	EUR	1,075	1,291,178
GFL Environmental, Inc.
5.375%, 3/01/23 (a)	U.S.$	118	118,447
7.00%, 6/01/26 (a)		720	746,013
Masonite International Corp.
5.375%, 2/01/28 (a)		1,304	1,338,634
OI European Group BV
3.125%, 11/15/24 (a)	EUR	3,140	3,804,253
TransDigm, Inc.
6.25%, 3/15/26 (a)	U.S.$	1,033	1,084,485
6.375%, 6/15/26		847	862,627
6.50%, 7/15/24		1,489	1,528,950
Triumph Group, Inc.
7.75%, 8/15/25		1,305	1,308,210
Trivium Packaging Finance BV
3.75%, 8/15/26 (a)	EUR	100	114,586
5.50%, 8/15/26 (a)	U.S.$	324	333,960
8.50%, 8/15/27 (a)		328	346,020

			20,107,667

Communications - Media - 0.7%
Altice Financing SA
7.50%, 5/15/26 (a)		2,600	2,718,040
Altice Luxembourg SA
7.75%, 5/15/22 (a)		449	457,841
10.50%, 5/15/27 (a)		1,075	1,137,694
Clear Channel Communications, Inc.
Zero Coupon, 12/15/19 (i)(j)(k)(m)		1,347	0

	Principal Amount (000)		U.S. $ Value
CSC Holdings LLC
6.50%, 2/01/29 (a)	U.S.$	692	$762,764
7.50%, 4/01/28 (a)		1,631	1,799,743
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (a)		668	679,436
6.625%, 8/15/27 (a)		667	682,228
iHeartCommunications, Inc.
6.375%, 5/01/26		81	86,510
8.375%, 5/01/27		147	155,551
Meredith Corp.
6.875%, 2/01/26		798	845,417
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 2/15/23 (a)		1,031	1,044,238
Scripps Escrow, Inc.
5.875%, 7/15/27 (a)		933	942,507
Sirius XM Radio, Inc.
4.625%, 7/15/24 (a)		2,987	3,073,683
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		406	398,772
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (a)	GBP	3,270	4,094,872
Ziggo Bond Co. BV
6.00%, 1/15/27 (a)	U.S.$	3,000	3,046,230

			21,925,526

Communications - Telecommunications - 0.4%
Altice France SA/France
6.25%, 5/15/24 (a)		200	206,682
7.375%, 5/01/26 (a)		1,954	2,080,971
C&W Senior Financing DAC
6.875%, 9/15/27 (a)		1,247	1,303,975
7.50%, 10/15/26 (a)		893	952,813
DKT Finance ApS
7.00%, 6/17/23 (a)	EUR	1,424	1,718,242
Embarq Corp.
7.995%, 6/01/36	U.S.$	1,970	1,915,254
Frontier Communications Corp.
7.125%, 1/15/23		448	266,090
8.75%, 4/15/22		919	558,228
Hughes Satellite Systems Corp.
6.625%, 8/01/26		810	872,564
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,485	1,369,274
8.50%, 10/15/24 (a)		1,000	1,005,930
Nexstar Escrow, Inc.
5.625%, 7/15/27 (a)		1,729	1,795,342
Sprint Capital Corp.
6.875%, 11/15/28		490	539,745

			14,585,110

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.5%
Allison Transmission, Inc.
5.875%, 6/01/29 (a)	U.S.$	1,026	$1,090,012
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		1,714	1,788,610
Exide International Holdings LP
10.75%, 10/31/21 (f)(i)(m)(n)(q)		2,975	2,889,192
Exide Technologies
7.25%, 4/30/27 (f)(i)(m)(n)		1,812	744,659
11.00% (3.00% Cash and 8.00% PIK), 10/31/24 (f)(i)(m)(n)		3,561	2,960,108
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25 (a)(n)	EUR	560	624,265
3.875% (3.875% Cash or 4.625% PIK), 5/15/27 (a)(n)		623	688,689
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)		360	409,651
6.25%, 5/15/26 (a)	U.S.$	151	156,427
8.50%, 5/15/27 (a)		1,237	1,255,864
Tenneco, Inc.
5.00%, 7/15/26		2,680	2,076,946
Truck Hero, Inc.
8.50%, 4/21/24 (a)		933	931,657

			15,616,080

Consumer Cyclical - Entertainment - 0.0%
Cedar Fair LP
5.25%, 7/15/29 (a)		996	1,028,699

Consumer Cyclical - Other - 0.7%
Beazer Homes USA, Inc.
5.875%, 10/15/27		1,121	1,030,928
Cirsa Finance International SARL
6.25%, 12/20/23 (a)	EUR	217	258,646
Forestar Group, Inc.
8.00%, 4/15/24 (a)	U.S.$	1,470	1,566,741
International Game Technology PLC
6.25%, 1/15/27 (a)		735	801,812
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		128	117,760
10.00%, 7/15/22 (a)		3,302	2,809,903
10.50%, 7/15/24 (a)		304	243,088
Marriott Ownership Resorts, Inc./ILG LLC
Series WI
6.50%, 9/15/26		2,036	2,183,630
MGM Resorts International
5.50%, 4/15/27		1,301	1,377,980
Shea Homes LP/Shea Homes Funding Corp.
6.125%, 4/01/25 (a)		1,901	1,965,748

	Principal Amount (000)		U.S. $ Value
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (a)	U.S.$	2,138	$2,251,656
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (a)		688	681,870
Taylor Morrison Communities, Inc.
5.875%, 6/15/27 (a)		2,770	2,895,176
Twin River Worldwide Holdings, Inc.
6.75%, 6/01/27 (a)		1,720	1,794,665
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 (a)		1,335	1,395,489

			21,375,092

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp.
6.75%, 2/15/26 (a)		1,031	1,033,516

Consumer Cyclical - Retailers - 0.2%
FirstCash, Inc.
5.375%, 6/01/24 (a)		271	279,997
L Brands, Inc.
6.875%, 11/01/35		1,583	1,411,656
PetSmart, Inc.
7.125%, 3/15/23 (a)		921	867,361
Staples, Inc.
7.50%, 4/15/26 (a)		2,598	2,656,455

			5,215,469

Consumer Non-Cyclical - 0.8%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		887	801,706
Aveta, Inc.
7.00%, 4/01/19 (i)(j)(k)(m)		1,985	0
10.50%, 3/01/21 (i)(j)(k)(m)		720	0
Bausch Health Cos., Inc.
4.50%, 5/15/23 (a)	EUR	1,800	2,016,054
6.125%, 4/15/25 (a)	U.S.$	446	458,153
7.00%, 1/15/28 (a)		223	231,119
7.25%, 5/30/29 (a)		223	233,198
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,444	1,384,161
8.125%, 6/30/24 (a)		162	124,056
Envision Healthcare Corp.
8.75%, 10/15/26 (a)		3,093	2,165,100
Grifols SA
3.20%, 5/01/25 (a)	EUR	5,083	5,801,035
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (a)	U.S.$	1,966	1,895,322
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		803	462,946
5.625%, 10/15/23 (a)		107	67,720

	Principal Amount (000)		U.S. $ Value
Post Holdings, Inc.
5.50%, 12/15/29 (a)	U.S.$	1,008	$1,020,620
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (a)		2,540	2,694,635
Spectrum Brands, Inc.
5.75%, 7/15/25		2,476	2,567,959
Sunshine Mid BV
6.50%, 5/15/26 (a)	EUR	2,077	2,403,970
Tenet Healthcare Corp.
8.125%, 4/01/22	U.S.$	1,359	1,452,812
Tonon Luxembourg SA
6.50%, 10/31/24 (f)(m)		736	36,792
Vizient, Inc.
6.25%, 5/15/27 (a)		561	597,656

			26,415,014

Energy - 1.4%
Berry Petroleum Co. LLC
6.375%, 9/15/22 (i)(j)(k)(m)		1,904	0
Bruin E&P Partners LLC
8.875%, 8/01/23 (a)		2,031	1,522,763
California Resources Corp.
8.00%, 12/15/22 (a)		2,860	1,999,941
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		1,252	1,228,262
Chesapeake Energy Corp.
7.00%, 10/01/24		2,645	2,182,204
Denbury Resources, Inc.
7.75%, 2/15/24 (a)		2,108	1,548,178
9.25%, 3/31/22 (a)		871	767,360
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25		2,642	2,499,332
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		492	6,489
9.375%, 5/01/24 (a)		1,384	289,948
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26		1,458	1,437,603
6.50%, 10/01/25		237	236,803
Gulfport Energy Corp.
6.00%, 10/15/24		280	215,048
6.375%, 5/15/25-1/15/26		2,469	1,870,258
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		2,739	2,852,312
HighPoint Operating Corp.
7.00%, 10/15/22		807	751,301
Indigo Natural Resources LLC
6.875%, 2/15/26 (a)		2,570	2,164,634
Nabors Industries, Inc.
5.50%, 1/15/23		845	791,689

	Principal Amount (000)		U.S. $ Value
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23	U.S.$	2,090	$2,157,528
Nine Energy Service, Inc.
8.75%, 11/01/23 (a)		1,313	1,280,490
Noble Holding International Ltd.
7.75%, 1/15/24		279	216,922
Parkland Fuel Corp.
6.00%, 4/01/26 (a)		2,841	2,935,662
PDC Energy, Inc.
5.75%, 5/15/26		1,075	1,038,654
QEP Resources, Inc.
5.25%, 5/01/23		581	529,948
5.625%, 3/01/26		1,571	1,343,205
Range Resources Corp.
5.00%, 8/15/22-3/15/23		411	367,480
Rowan Cos., Inc.
5.85%, 1/15/44		436	253,473
SandRidge Energy, Inc.
7.50%, 2/15/23 (i)(j)(k)(m)		1,259	0
SemGroup Corp.
6.375%, 3/15/25		2,261	2,172,301
7.25%, 3/15/26		882	857,145
SM Energy Co.
5.625%, 6/01/25		685	598,546
6.625%, 1/15/27		738	643,632
SRC Energy, Inc.
6.25%, 12/01/25		1,330	1,161,130
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26		992	1,028,248
5.875%, 3/15/28		1,164	1,209,757
6.00%, 4/15/27		155	163,534
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27 (a)		775	844,471
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		600	639,912
Transocean, Inc.
7.50%, 1/15/26 (a)		1,061	995,006
9.00%, 7/15/23 (a)		1,262	1,329,732
Vantage Drilling International
7.125%, 4/01/23 (i)(j)(k)(m)		3,068	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (a)		2,272	1,340,435
Whiting Petroleum Corp.
5.75%, 3/15/21		749	749,824
6.25%, 4/01/23		732	716,050
6.625%, 1/15/26		87	81,997

			47,019,207

Other Industrial - 0.3%
IAA, Inc.
5.50%, 6/15/27 (a)		794	829,770

	Principal Amount (000)		U.S. $ Value
Laureate Education, Inc.
8.25%, 5/01/25 (a)	U.S.$	992	$1,082,411
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	5,979	7,620,725

			9,532,906

Services - 0.4%
APX Group, Inc.
7.875%, 12/01/22	U.S.$	922	875,983
8.75%, 12/01/20		569	542,809
Arena Luxembourg Finance SARL
2.875%, 11/01/24 (a)	EUR	3,743	4,303,069
Carlson Travel, Inc.
6.75%, 12/15/23 (a)	U.S.$	910	924,769
eDreams ODIGEO SA
5.50%, 9/01/23 (a)	EUR	1,327	1,551,943
Harsco Corp.
5.75%, 7/31/27 (a)	U.S.$	2,955	3,048,821
Monitronics International, Inc.
9.125%, 4/01/20 (k)(l)(m)(r)		1,835	93,310
Refinitiv US Holdings, Inc.
8.25%, 11/15/26 (a)		348	385,414
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(o)		692	569,827

			12,295,945

Technology - 0.3%
Amkor Technology, Inc.
6.625%, 9/15/27 (a)		2,469	2,573,389
Banff Merger Sub, Inc.
9.75%, 9/01/26 (a)		2,054	1,820,830
CommScope, Inc.
5.50%, 3/01/24 (a)		424	431,246
6.00%, 3/01/26 (a)		589	596,003
8.25%, 3/01/27 (a)		1,105	1,089,420
IQVIA, Inc.
3.25%, 3/15/25 (a)	EUR	1,060	1,205,432
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (a)	U.S.$	1,257	1,216,625
Xerox Corp.
4.125%, 3/15/23		27	27,100

			8,960,045

Transportation - Services - 0.6%
Algeco Global Finance PLC
8.00%, 2/15/23 (a)		2,258	2,320,230
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		955	967,511
5.75%, 7/15/27 (a)		787	795,035
Europcar Mobility Group
4.125%, 11/15/24 (a)	EUR	1,936	2,245,167

	Principal Amount (000)		U.S. $ Value
Heathrow Finance PLC
3.875%, 3/01/27 (a)	GBP	3,945	$4,774,197
Herc Holdings, Inc.
5.50%, 7/15/27 (a)	U.S.$	1,193	1,194,622
Hertz Corp. (The)
5.50%, 10/15/24 (a)		1,478	1,451,958
Loxam SAS
6.00%, 4/15/25 (a)	EUR	3,170	3,675,738
United Rentals North America, Inc.
6.50%, 12/15/26	U.S.$	1,154	1,253,671
XPO Logistics, Inc.
6.75%, 8/15/24 (a)		1,670	1,781,623

			20,459,752

			259,604,819

Financial Institutions - 2.7%
Banking - 1.7%
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22-9/24/23 (a)(s)	EUR	6,400	7,348,322
8.875%, 4/14/21 (a)(s)		1,600	1,966,157
Banco Santander SA
6.25%, 9/11/21 (a)(s)		2,200	2,546,382
6.75%, 4/25/22 (a)(s)		1,500	1,803,171
Barclays PLC
7.125%, 6/15/25 (s)	GBP	333	419,135
7.25%, 3/15/23 (a)(s)		1,350	1,697,324
8.00%, 12/15/20 (s)	EUR	614	727,760
Citigroup, Inc.
5.95%, 1/30/23 (s)	U.S.$	2,055	2,153,024
Series O
5.875%, 3/27/20 (s)		524	531,383
Series Q
5.95%, 8/15/20 (s)		927	945,790
Series T
6.25%, 8/15/26 (s)		1,388	1,550,479
Citizens Financial Group, Inc.
Series A
5.50%, 4/06/20 (s)		222	223,712
Credit Suisse Group AG
6.25%, 12/18/24 (a)(s)		640	673,999
7.50%, 7/17/23-12/11/23 (a)(s)		3,633	3,902,143
Danske Bank A/S
5.875%, 4/06/22 (a)(s)	EUR	3,302	3,874,634
6.125%, 3/28/24 (a)(s)	U.S.$	540	534,865
Goldman Sachs Group, Inc. (The)
Series L
6.429% (LIBOR 3 Month + 3.88%), 9/03/19 (e)(s)		54	54,116
Series M
5.375%, 5/10/20 (s)		738	745,247
Series Q
5.50%, 8/10/24 (s)		3,498	3,619,031

	Principal Amount (000)		U.S. $ Value
HSBC Finance Corp.
6.676%, 1/15/21 (m)	U.S.$	2,765	$2,898,494
Morgan Stanley
Series J
5.55%, 7/15/20 (s)		847	858,638
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (s)		3,800	4,047,646
Societe Generale SA
8.00%, 9/29/25 (a)(s)		2,015	2,241,526
Standard Chartered PLC
3.776% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(e)(s)		7,800	6,575,400
7.50%, 4/02/22 (a)(s)		1,278	1,354,041
7.75%, 4/02/23 (a)(s)		265	285,031
UniCredit SpA
9.25%, 6/03/22 (a)(s)	EUR	2,700	3,399,875

			56,977,325

Brokerage - 0.0%
LPL Holdings, Inc.
5.75%, 9/15/25 (a)	U.S.$	1,094	1,137,640

Finance - 0.3%
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (a)		2,095	2,194,177
Enova International, Inc.
8.50%, 9/01/24 (a)		1,418	1,375,956
goeasy Ltd.
7.875%, 11/01/22 (a)		844	882,689
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.25%, 6/03/26 (a)		823	834,983
Lincoln Financing SARL
3.625%, 4/01/24 (a)	EUR	759	866,016
Navient Corp.
6.50%, 6/15/22	U.S.$	2,067	2,211,215

			8,365,036

Insurance - 0.1%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25 (a)		307	281,596
10.125%, 8/01/26 (a)		634	651,885
ASR Nederland NV
4.625%, 10/19/27 (a)(s)	EUR	1,040	1,195,892
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (a)(n)	U.S.$	2,692	2,494,934

			4,624,307

Other Finance - 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 7/15/26 (a)		454	474,407
9.75%, 7/15/27 (a)		1,513	1,583,203

	Principal Amount (000)		U.S. $ Value
Intrum AB
2.75%, 7/15/22 (a)	EUR	1,266	$1,411,974
3.50%, 7/15/26 (a)		543	606,060
LHC3 PLC
4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (a)(n)		4,234	4,845,087
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)	U.S.$	2,353	2,424,790

			11,345,521

REITS - 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.75%, 5/15/26 (a)		2,404	2,497,467
GEO Group, Inc. (The)
5.875%, 1/15/22		760	724,212
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (a)		1,112	1,199,859
Realogy Group LLC/Realogy Co-Issuer Corp.
9.375%, 4/01/27 (a)		2,479	2,143,492

			6,565,030

			89,014,859

Utility - 0.2%
Electric - 0.2%
Calpine Corp.
5.375%, 1/15/23		624	623,002
5.50%, 2/01/24		1,308	1,309,452
5.75%, 1/15/25		520	517,852
Talen Energy Supply LLC
6.50%, 6/01/25		394	316,937
7.25%, 5/15/27 (a)		929	918,196
10.50%, 1/15/26 (a)		1,681	1,574,660

			5,260,099

Total Corporates - Non-Investment Grade (cost $371,896,389)			353,879,777

CORPORATES - INVESTMENT GRADE - 10.7%
Financial Institutions - 5.4%
Banking - 3.1%
AIB Group PLC
4.263%, 4/10/25 (a)		7,005	7,193,995
4.75%, 10/12/23 (a)		1,734	1,824,688

	Principal Amount (000)		U.S. $ Value
American Express Co.
Series C
4.90%, 3/15/20 (s)	U.S.$	711	$711,249
Australia & New Zealand Banking Group Ltd.
4.50%, 3/19/24 (a)		2,577	2,714,870
Banco Santander SA
5.179%, 11/19/25		1,000	1,087,300
Bank of America Corp.
Series DD
6.30%, 3/10/26 (s)		2,526	2,842,053
Series JJ
5.125%, 6/20/24 (s)		9,270	9,399,502
Series V
5.797% (LIBOR 3 Month + 3.39%), 9/03/19 (e)(s)		78	78,229
Series Z
6.50%, 10/23/24 (s)		68	75,512
Bank of New York Mellon Corp. (The)
Series E
4.95%, 6/20/20 (s)		844	853,225
Barclays Bank PLC
6.86%, 6/15/32 (a)(s)		656	756,821
BNP Paribas SA
6.75%, 3/14/22 (a)(s)		1,296	1,358,143
7.625%, 3/30/21 (a)(s)		810	853,327
Commonwealth Bank of Australia
4.50%, 12/09/25 (a)		6,052	6,414,152
Cooperatieve Rabobank UA
4.625%, 12/01/23		2,250	2,406,600
Credit Agricole SA
6.50%, 6/23/21 (a)(s)	EUR	3,780	4,547,045
8.125%, 12/23/25 (a)(s)	U.S.$	2,233	2,589,454
Danske Bank A/S
5.00%, 1/12/22 (a)		478	500,313
5.375%, 1/12/24 (a)		972	1,059,344
Discover Bank
3.45%, 7/27/26		500	511,110
HSBC Holdings PLC
4.75%, 7/04/29 (a)(s)	EUR	5,569	6,503,954
6.00%, 9/29/23 (a)(s)		806	1,020,502
6.00%, 9/29/23 (s)		30	37,984
ING Bank NV
5.80%, 9/25/23 (a)	U.S.$	800	881,400
ING Groep NV
6.50%, 4/16/25 (s)		6,341	6,624,633
6.875%, 4/16/22 (a)(s)		515	541,023
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		999	1,010,249
6.50%, 2/24/21 (a)		3,000	3,154,230
JPMorgan Chase & Co.
Series FF
5.00%, 8/01/24 (s)		2,718	2,739,499

	Principal Amount (000)		U.S. $ Value
Series S
6.75%, 2/01/24 (s)	U.S.$	2,998	$3,319,955
Series V
5.639% (LIBOR 3 Month + 3.32%), 10/01/19 (e)(s)		37	37,037
Series Z
5.30%, 5/01/20 (s)		119	120,458
Lloyds Banking Group PLC
4.50%, 11/04/24		4,360	4,526,596
Morgan Stanley
Series G
4.35%, 9/08/26		3,000	3,216,060
Nationwide Building Society
4.363%, 8/01/24 (a)		1,505	1,564,733
Nordea Bank Abp
6.625%, 3/26/26 (a)(s)		8,725	9,318,126
Santander Holdings USA, Inc.
4.40%, 7/13/27		686	724,718
Santander UK PLC
5.00%, 11/07/23 (a)		1,428	1,505,669
Swedbank AB
6.00%, 3/17/22 (a)(s)		2,400	2,427,000
UBS Group Funding Switzerland AG
7.125%, 8/10/21 (a)(s)		1,863	1,947,543
UniCredit SpA
4.875%, 2/20/29 (a)	EUR	2,970	3,687,422

			102,685,723

Finance - 0.8%
Air Lease Corp.
4.25%, 2/01/24	U.S.$	3,166	3,330,885
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		7,000	7,134,330
Huarong Finance II Co., Ltd.
5.00%, 11/19/25 (a)		2,067	2,217,504
5.50%, 1/16/25 (a)		4,215	4,612,791
Synchrony Financial
3.95%, 12/01/27		3,442	3,484,784
4.25%, 8/15/24		4,371	4,577,442

			25,357,736

Insurance - 1.0%
ACE Capital Trust II
9.70%, 4/01/30		750	1,090,103
Aegon NV
5.50%, 4/11/48		1,870	1,984,182
AIG Life Holdings, Inc.
8.125%, 3/15/46 (a)		509	666,683
Assicurazioni Generali SpA
5.50%, 10/27/47 (a)	EUR	6,630	8,532,068
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		3,100	4,338,494

	Principal Amount (000)		U.S. $ Value
CNP Assurances
4.50%, 6/10/47 (a)	EUR	1,000	$1,314,563
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26	U.S.$	5,000	6,016,550
Hartford Financial Services Group, Inc. (The)
Series ICON
4.643% (LIBOR 3 Month + 2.13%), 2/12/47 (a)(e)		3,275	2,829,305
MetLife, Inc.
6.40%, 12/15/36		2,033	2,351,978
Prudential Financial, Inc.
5.20%, 3/15/44		896	933,802
5.625%, 6/15/43		2,868	3,078,310

			33,136,038

REITS - 0.5%
Hospitality Properties Trust
4.25%, 2/15/21		3,700	3,739,442
Kite Realty Group LP
4.00%, 10/01/26		515	500,863
MPT Operating Partnership LP/MPT Finance Corp.
4.625%, 8/01/29		1,047	1,061,114
Omega Healthcare Investors, Inc.
4.50%, 1/15/25		336	349,793
Regency Centers LP
3.60%, 2/01/27		1,700	1,770,397
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24		1,946	2,008,038
Senior Housing Properties Trust
6.75%, 4/15/20-12/15/21		4,823	5,013,117
STORE Capital Corp.
4.625%, 3/15/29		1,143	1,219,284

			15,662,048

			176,841,545

Industrial - 4.8%
Basic - 0.8%
Anglo American Capital PLC
4.875%, 5/14/25 (a)		2,450	2,632,990
ArcelorMittal
4.55%, 3/11/26		2,450	2,564,145
7.00%, 10/15/39		1,180	1,407,008
Glencore Funding LLC
4.125%, 3/12/24 (a)		7,218	7,482,973
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (a)		2,230	2,267,631
5.125%, 5/15/24 (a)		1,445	1,510,025
GTL Trade Finance, Inc.
7.25%, 4/16/44 (a)		274	331,540
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (a)		1,243	1,369,177

	Principal Amount (000)		U.S. $ Value
Minsur SA
6.25%, 2/07/24 (a)	U.S.$	285	$312,788
Nexa Resources SA
5.375%, 5/04/27 (a)		1,300	1,368,250
Rohm & Haas Co.
7.85%, 7/15/29		3,000	3,996,810
Suzano Austria GmbH
5.75%, 7/14/26 (a)		1,883	2,083,634

			27,326,971

Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21 (s)		1,203	1,165,406
Wabtec Corp.
4.40%, 3/15/24		1,451	1,524,682

			2,690,088

Communications - Media - 0.4%
CBS Corp.
4.00%, 1/15/26		3,500	3,678,325
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		3,650	3,945,248
Myriad International Holdings BV
5.50%, 7/21/25 (a)		683	757,276
Weibo Corp.
3.50%, 7/05/24		4,574	4,588,397

			12,969,246

Communications - Telecommunications - 0.6%
AT&T, Inc.
4.35%, 3/01/29		5,900	6,379,434
British Telecommunications PLC
9.625%, 12/15/30		3,600	5,426,640
Qwest Corp.
6.875%, 9/15/33		1,275	1,267,707
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		1,990	2,094,037
5.152%, 3/20/28 (a)		1,990	2,113,181
Vodafone Group PLC
4.125%, 5/30/25		1,000	1,062,610

			18,343,609

Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
5.596%, 1/07/22		1,000	1,054,900
General Motors Financial Co., Inc.
2.20%, 4/01/24 (a)	EUR	1,571	1,848,557
5.10%, 1/17/24	U.S.$	5,068	5,425,091
Harley-Davidson Financial Services, Inc.
2.55%, 6/09/22 (a)		130	128,929
ZF North America Capital, Inc.
4.75%, 4/29/25 (a)		2,660	2,738,736

			11,196,213

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.4%
AbbVie, Inc.
3.20%, 5/14/26	U.S.$	4,000	$4,027,080
Altria Group, Inc.
4.40%, 2/14/26		1,719	1,834,397
4.80%, 2/14/29		766	826,453
HCA, Inc.
5.25%, 6/15/26		548	607,962
Kraft Heinz Foods Co.
3.95%, 7/15/25		3,800	3,955,420
Tyson Foods, Inc.
4.35%, 3/01/29		956	1,051,963

			12,303,275

Energy - 1.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22		591	604,599
Antero Resources Corp.
5.125%, 12/01/22		1,908	1,817,427
Boardwalk Pipelines LP
4.95%, 12/15/24		1,500	1,595,055
Cenovus Energy, Inc.
3.80%, 9/15/23		2,500	2,559,975
Ecopetrol SA
5.875%, 9/18/23		281	313,315
Enable Midstream Partners LP
4.40%, 3/15/27		5,350	5,342,938
Energy Transfer Operating LP
4.75%, 1/15/26		2,295	2,477,269
5.50%, 6/01/27		7,425	8,321,346
Eni SpA
4.25%, 5/09/29 (a)		1,969	2,090,507
Hess Corp.
7.30%, 8/15/31		8,898	10,846,128
ONEOK, Inc.
4.35%, 3/15/29		3,952	4,221,210
Western Midstream Operating LP
4.65%, 7/01/26		3,058	3,123,992

			43,313,761

Services - 0.0%
IHS Markit Ltd.
5.00%, 11/01/22 (a)		675	715,723

Technology - 0.8%
Autodesk, Inc.
3.50%, 6/15/27		1,517	1,541,879
Broadcom, Inc.
3.625%, 10/15/24 (a)		2,560	2,566,118
4.25%, 4/15/26 (a)		6,425	6,476,079

	Principal Amount (000)		U.S. $ Value
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)	U.S.$	4,940	$5,165,066
Micron Technology, Inc.
4.185%, 2/15/27		5,761	5,830,708
4.64%, 2/06/24		1,257	1,325,997
4.975%, 2/06/26		1,185	1,259,513
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (a)		1,227	1,265,675

			25,431,035

Transportation - Railroads - 0.1%
Lima Metro Line 2 Finance Ltd.
4.35%, 4/05/36 (a)		387	397,884
5.875%, 7/05/34 (a)		1,148	1,244,504

			1,642,388

Transportation - Services - 0.0%
Aviation Capital Group LLC
4.125%, 8/01/25 (a)		1,560	1,628,219

			157,560,528

Utility - 0.5%
Electric - 0.5%
ComEd Financing III
6.35%, 3/15/33		3,462	3,621,841
Empresas Publicas de Medellin ESP
4.25%, 7/18/29 (a)		3,775	3,880,700
Enel Finance International NV
4.625%, 9/14/25 (a)		5,060	5,438,336
LLPL Capital Pte Ltd.
6.875%, 2/04/39 (a)		1,230	1,426,800

			14,367,677

Total Corporates - Investment Grade (cost $336,904,551)			348,769,750

EMERGING MARKETS - SOVEREIGNS - 2.8%
Angola - 0.2%
Angolan Government International Bond
8.25%, 5/09/28 (a)		460	491,194
9.50%, 11/12/25 (a)		4,256	4,921,000

			5,412,194

Bahamas - 0.1%
Bahamas Government International Bond
6.00%, 11/21/28 (a)		2,300	2,527,844

Bahrain - 0.1%
Bahrain Government International Bond
6.75%, 9/20/29 (a)		1,709	1,901,263
7.00%, 10/12/28 (a)		1,288	1,459,062

			3,360,325

	Principal Amount (000)		U.S. $ Value
Dominican Republic - 0.1%
Dominican Republic International Bond
7.50%, 5/06/21 (a)	U.S.$	3,333	$3,518,750

Ecuador - 0.1%
Ecuador Government International Bond
8.875%, 10/23/27 (a)		1,350	1,391,850
9.65%, 12/13/26 (a)		734	787,673
10.50%, 3/24/20 (a)		262	271,498
10.75%, 1/31/29 (a)		770	856,625

			3,307,646

Egypt - 0.3%
Egypt Government International Bond
6.125%, 1/31/22 (a)		4,666	4,887,635
6.125%, 1/31/22		1,304	1,365,940
6.20%, 3/01/24 (a)		4,724	5,025,155

			11,278,730

El Salvador - 0.1%
El Salvador Government International Bond
7.125%, 1/20/50 (a)		628	634,073
7.375%, 12/01/19 (a)		1,427	1,440,824

			2,074,897

Ghana - 0.0%
Ghana Government International Bond
10.75%, 10/14/30 (a)		693	878,377

Honduras - 0.2%
Honduras Government International Bond
6.25%, 1/19/27 (a)		1,555	1,684,259
8.75%, 12/16/20 (a)		3,400	3,634,813

			5,319,072

Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (a)		2,440	2,449,150

Kenya - 0.2%
Kenya Government International Bond
6.875%, 6/24/24 (a)		620	666,500
7.00%, 5/22/27 (a)		1,680	1,757,700
7.25%, 2/28/28 (a)		1,639	1,712,755
8.00%, 5/22/32 (a)		3,420	3,625,200

			7,762,155

Lebanon - 0.2%
Lebanon Government International Bond
6.65%, 4/22/24 (a)		507	411,621
6.85%, 3/23/27 (a)		995	775,478
8.25%, 4/12/21 (a)		1,410	1,319,231

	Principal Amount (000)		U.S. $ Value
Series G
6.20%, 2/26/25 (a)	U.S.$	1,360	$1,073,550
6.60%, 11/27/26 (a)		1,284	998,711
6.65%, 11/03/28 (a)		687	527,917

			5,106,508

Nigeria - 0.2%
Nigeria Government International Bond
5.625%, 6/27/22		248	257,998
6.75%, 1/28/21 (a)		2,136	2,221,440
7.625%, 11/21/25 (a)		3,305	3,678,878
7.875%, 2/16/32 (a)		426	452,625

			6,610,941

Oman - 0.3%
Oman Government International Bond
4.125%, 1/17/23 (a)		5,200	5,187,000
4.875%, 2/01/25 (a)		1,810	1,803,662
6.00%, 8/01/29 (a)		4,272	4,282,680

			11,273,342

Senegal - 0.2%
Senegal Government International Bond
6.25%, 5/23/33 (a)		608	602,870
6.75%, 3/13/48 (a)		3,730	3,588,959
8.75%, 5/13/21 (a)		864	940,950

			5,132,779

Sri Lanka - 0.2%
Sri Lanka Government International Bond
6.125%, 6/03/25 (a)		2,000	1,975,000
6.20%, 5/11/27 (a)		685	661,881
6.85%, 3/14/24 (a)		3,325	3,420,594
7.85%, 3/14/29 (a)		2,144	2,231,770

			8,289,245

Turkey - 0.2%
Turkey Government International Bond
3.25%, 3/23/23		3,685	3,413,231
4.875%, 10/09/26		265	242,309
7.375%, 2/05/25		1,341	1,414,336
7.50%, 11/07/19		2,881	2,917,913

			7,987,789

Zambia - 0.0%
Zambia Government International Bond
8.50%, 4/14/24 (a)		1,217	876,240

Total Emerging Markets - Sovereigns (cost $90,290,276)			93,165,984

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 2.8%
Other ABS - Fixed Rate - 1.5%
Atlas Ltd.
Series 2014-1, Class B
6.875%, 12/15/39 (i)(j)(m)	U.S.$	1,080	$994,004
CLUB Credit Trust
Series 2017-P2, Class C
4.91%, 1/15/24 (a)(m)		2,191	2,229,960
Series 2018-P3, Class C
5.54%, 1/15/26 (a)(m)		2,200	2,267,834
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-20, Class PT
8.805%, 11/16/43 (a)(m)		3,878	3,871,458
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class C
5.21%, 7/15/25 (a)(m)		4,255	4,340,513
Marlette Funding Trust
Series 2018-3A, Class C
4.63%, 9/15/28 (a)(m)		4,539	4,657,126
Series 2018-4A, Class C
4.91%, 12/15/28 (a)(m)		558	575,233
Series 2019-1A, Class C
4.42%, 4/16/29 (a)(m)		4,409	4,495,673
Series 2019-2A, Class C
4.11%, 7/16/29 (a)(m)		2,692	2,713,872
Series 2019-3A, Class C
3.79%, 9/17/29 (a)(m)		4,413	4,411,439
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(m)		422	422,052
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (f)(i)(m)		5,203	1,373,636
Series 2016-5, Class R
Zero Coupon, 9/25/28 (f)(i)(m)		24	384,064
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (f)(i)(m)		17	727,521
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (f)(i)(m)		37	2,280,096
Series 2018-2, Class C
4.25%, 4/26/27 (a)(m)		1,400	1,434,589
Series 2018-3, Class C
4.67%, 8/25/27 (a)(m)		4,611	4,791,663
Series 2019-3, Class D
3.89%, 5/25/28(a) (m)		5,378	5,407,364

			47,378,097

	Principal Amount (000)		U.S. $ Value
Autos - Fixed Rate - 1.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C
4.73%, 9/20/24 (a)	U.S.$	2,372	$2,478,547
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (a)		2,500	2,644,145
Series 2017-C, Class E
5.72%, 9/16/24 (a)		1,400	1,439,459
Series 2018-B, Class E
5.61%, 12/16/24 (a)		1,187	1,242,221
CPS Auto Trust
Series 2016-D, Class E
6.86%, 4/15/24 (a)		3,000	3,138,212
Series 2017-A, Class E
7.07%, 4/15/24 (a)		4,200	4,412,817
Exeter Automobile Receivables Trust
Series 2017-1A, Class D
6.20%, 11/15/23 (a)		2,000	2,093,703
Series 2017-3A, Class D
5.28%, 10/15/24 (a)		4,370	4,471,656
Series 2019-2A, Class E
4.68%, 5/15/26 (a)		2,670	2,719,007
Exeter Automobile Receivables Trust 2019-3
Series 2019-3A, Class E
4.00%, 8/17/26 (a)		6,855	6,870,959
First Investors Auto Owner Trust
Series 2017-1A, Class E
5.86%, 11/15/23 (a)		450	465,340
Flagship Credit Auto Trust
Series 2017-1, Class E
6.46%, 12/15/23 (a)		1,000	1,055,466
Series 2018-3, Class D
4.15%, 12/16/24 (a)		670	694,927
Hertz Vehicle Financing II LP
Series 2019-1A, Class C
4.99%, 3/25/23 (a)		1,984	2,031,212
Series 2019-2A, Class C
4.26%, 5/25/25 (a)		4,400	4,480,304
Westlake Automobile Receivables Trust
Series 2019-2A, Class E
4.02%, 4/15/25 (a)		2,551	2,550,762

			42,788,737

Total Asset-Backed Securities (cost $92,339,445)			90,166,834

EMERGING MARKETS - CORPORATE BONDS - 2.0%
Industrial - 1.6%
Basic - 0.4%
Consolidated Energy Finance SA
6.875%, 6/15/25 (a)		787	803,181

	Principal Amount (000)		U.S. $ Value
First Quantum Minerals Ltd.
7.25%, 5/15/22 (a)(o)	U.S.$	910	$916,825
7.50%, 4/01/25 (a)		410	400,583
HTA Group Ltd.
9.125%, 3/08/22 (a)		1,400	1,463,438
Klabin Austria GmbH
5.75%, 4/03/29 (a)		3,736	3,935,642
Vedanta Resources Finance II PLC
8.00%, 4/23/23 (a)		3,192	3,279,780
9.25%, 4/23/26 (a)		1,040	1,072,500
Vedanta Resources Ltd.
6.375%, 7/30/22 (a)		1,474	1,470,315

			13,342,264

Capital Goods - 0.1%
Indika Energy Capital III Pte Ltd.
5.875%, 11/09/24 (a)		1,707	1,661,124
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)(k)(l)		6,760	327,438
5.25%, 6/27/29 (a)(k)(l)		2,103	97,264

			2,085,826

Communications - Telecommunications - 0.2%
Digicel Group One Ltd.
8.25%, 12/30/22 (a)		1,338	806,189
Digicel Group Two Ltd.
8.25%, 9/30/22 (a)		1,456	275,730
Digicel Ltd.
6.00%, 4/15/21 (a)		700	481,250
Millicom International Cellular SA
6.25%, 3/25/29 (a)		1,765	1,902,670
6.625%, 10/15/26 (a)		1,040	1,134,250
MTN Mauritius Investments Ltd.
5.373%, 2/13/22 (a)		701	723,782

			5,323,871

Consumer Cyclical - Other - 0.1%
Melco Resorts Finance Ltd.
5.625%, 7/17/27 (a)		2,333	2,402,990
MGM China Holdings Ltd.
5.375%, 5/15/24 (a)		569	590,871
5.875%, 5/15/26 (a)		598	628,460
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)		884	881,514

			4,503,835

Consumer Non-Cyclical - 0.5%
BRF SA
3.95%, 5/22/23 (a)		200	197,600
Central American Bottling Corp.
5.75%, 1/31/27 (a)		718	747,842

	Principal Amount (000)		U.S. $ Value
Cosan Ltd.
5.50%, 9/20/29 (a)	U.S.$	437	$439,731
5.95%, 9/20/24 (a)		587	619,835
Inretail Pharma SA
5.375%, 5/02/23 (a)		2,434	2,557,191
MARB BondCo PLC
6.875%, 1/19/25 (a)		3,730	3,823,250
Marfrig Holdings Europe BV
8.00%, 6/08/23 (a)		2,420	2,518,312
Minerva Luxembourg SA
5.875%, 1/19/28 (a)		200	195,520
6.50%, 9/20/26 (a)		3,300	3,374,250
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26 (a)		2,655	2,681,550
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (f)(k)(m)(p)		4,738	184,592
10.875%, 1/13/20 (f)(k)(l)		750	134,438
11.75%, 2/09/22 (f)(k)(l)		1,690	42,356

			17,516,467

Energy - 0.1%
Cosan Luxembourg SA
7.00%, 1/20/27 (a)		202	219,801
Medco Oak Tree Pte Ltd.
7.375%, 5/14/26 (a)		1,600	1,612,000
Medco Platinum Road Pte Ltd.
6.75%, 1/30/25 (a)		1,532	1,528,170
ReNew Power Synthetic
6.67%, 3/12/24 (a)		1,184	1,211,380

			4,571,351

Other Industrial - 0.1%
KOC Holding AS
6.50%, 3/11/25 (a)		1,808	1,831,730

Transportation - Airlines - 0.1%
Latam Finance Ltd.
7.00%, 3/01/26 (a)		1,500	1,582,125

Transportation - Services - 0.0%
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		1,250	1,356,125

			52,113,594

Financial Institutions - 0.3%
Banking - 0.2%
Fidelity Bank PLC
10.50%, 10/16/22 (a)		1,300	1,460,469
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/23 (a)		2,799	2,620,844
Yapi ve Kredi Bankasi AS
5.125%, 10/22/19 (a)		453	454,557
8.25%, 10/15/24 (a)		1,340	1,371,959

			5,907,829

	Principal Amount (000)		U.S. $ Value
Finance - 0.0%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (a)	U.S.$	575	$553,437

REITS - 0.1%
New Metro Global Ltd.
7.125%, 5/23/21 (a)		1,200	1,139,928
Yuzhou Properties Co., Ltd.
6.00%, 10/25/23 (a)		785	736,919

			1,876,847

			8,338,113

Utility - 0.1%
Electric - 0.1%
Cemig Geracao e Transmissao SA
9.25%, 12/05/24 (a)		1,219	1,415,259
Light Servicos de Eletricidade SA/Light Energia SA
7.25%, 5/03/23 (a)		405	431,958
7.25%, 5/03/23		324	345,566
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 4/24/33 (a)		1,174	1,211,691
Terraform Global Operating LLC
6.125%, 3/01/26 (f)		695	702,193

			4,106,667

Total Emerging Markets - Corporate Bonds (cost $77,145,729)			64,558,374

INFLATION-LINKED SECURITIES - 1.8%
United States - 1.8%
U.S. Treasury Inflation Index
0.125%, 7/15/24 (TIPS) (cost $60,455,321)		60,528	60,338,856

COLLATERALIZED LOAN OBLIGATIONS - 1.7%
CLO - Floating Rate - 1.7%
Apidos CLO
Series 2017-26A, Class D
8.40% (LIBOR 3 Month + 6.10%), 7/18/29 (a)(e)(m)		550	527,607
Black Diamond CLO Ltd.
Series 2016-1A, Class A2AR
4.017% (LIBOR 3 Month + 1.75%), 4/26/31 (a)(e)(m)		5,300	5,220,696
BlueMountain Fuji US CLO II Ltd.
Series 2017-2A, Class D
8.428% (LIBOR 3 Month + 6.15%), 10/20/30 (a)(e)(m)		3,300	3,166,591

	Principal Amount (000)		U.S. $ Value
CBAM Ltd.
Series 2017-3A, Class E1
9.273% (LIBOR 3 Month + 6.50%), 10/17/29 (a)(e)(m)	U.S.$	1,604	$1,584,007
Series 2018-7A, Class B1
3.878% (LIBOR 3 Month + 1.60%), 7/20/31 (a)(e)(m)		1,996	1,961,850
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.60% (LIBOR 3 Month + 6.30%), 7/18/30 (a)(e)(m)		605	585,032
Goldentree Loan Opportunities Ltd.
Series 2014-9A, Class DR2
5.256% (LIBOR 3 Month + 3.00%), 10/29/29 (a)(e)(m)		2,815	2,740,037
Greywolf CLO VI Ltd.
Series 2018-1A, Class A2
4.395% (LIBOR 3 Month + 1.63%), 4/26/31 (a)(e)(m)		5,300	5,238,758
Halcyon Loan Advisors Funding Ltd.
Series 2018-1A, Class A2
4.078% (LIBOR 3 Month + 1.80%), 7/21/31 (a)(e)(m)		1,826	1,784,941
Series 2018-1A, Class C
5.478% (LIBOR 3 Month + 3.20%), 7/21/31 (a)(e)(m)		2,000	1,919,314
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.48% (LIBOR 3 Month + 1.18%), 12/18/30 (a)(e)(m)		2,400	2,388,025
Northwoods Capital Ltd.
Series 2018-12BA, Class B
4.26% (LIBOR 3 Month + 1.85%), 6/15/31 (a)(e)(m)		1,350	1,335,380
OZLM Ltd.
Series 2014-7RA, Class CR
5.303% (LIBOR 3 Month + 3.00%), 7/17/29 (a)(e)(m)		1,000	971,359
Series 2018-18A, Class B
4.337% (LIBOR 3 Month + 1.55%), 4/15/31 (a)(e)(m)		5,450	5,358,685
Rockford Tower CLO Ltd.
Series 2017-2A, Class D
5.753% (LIBOR 3 Month + 3.45%), 10/15/29 (a)(e)(m)		4,444	4,426,833
Series 2017-3A, Class A
3.468% (LIBOR 3 Month + 1.19%), 10/20/30 (a)(e)(m)		1,931	1,930,150
Romark CLO III Ltd.
Series 2019-3A, Class A2
4.37% (LIBOR 3 Month + 2.07%), 7/15/32 (a)(e)(m)		4,450	4,450,000
Series 2019-3A, Class B
5.10% (LIBOR 3 Month + 2.80%), 7/15/32 (a)(e)(m)		600	600,000

	Principal Amount (000)		U.S. $ Value
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.303% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(e)(m)	U.S.$	7,931	$7,826,715
TIAA CLO II Ltd.
Series 2017-1A, Class A
3.558% (LIBOR 3 Month + 1.28%), 4/20/29 (a)(e)(m)		1,000	1,000,241
Venture CLO Ltd.
Series 2017-27A, Class D
6.278% (LIBOR 3 Month + 4.00%), 7/20/30 (a)(e)(m)		1,591	1,586,546

Total Collateralized Loan Obligations (cost $57,493,765)			56,602,767

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 1.7%
Canada - 1.7%
Province of Alberta Canada
3.40%, 12/01/23	CAD	16,314	13,122,894
Province of British Columbia Canada
Series T
9.00%, 8/23/24		11,254	11,409,875
Province of Quebec Canada
8.50%, 4/01/26		19,724	20,870,855
Province of Saskatchewan Canada
3.20%, 6/03/24		12,746	10,218,819

Total Local Governments - Provincial Bonds (cost $55,691,474)			55,622,443

BANK LOANS - 1.5%
Industrial - 1.4%
Basic - 0.0%
Starfruit Finco B.V. (Starfruit US Holdco LLC) (fka AkzoNobel)
5.61% (LIBOR 1 Month + 3.25%), 10/01/25 (m)(t)	U.S.$	175	171,363

Capital Goods - 0.1%
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
5.734% (LIBOR 1 Month + 3.50%), 8/01/25 (t)		758	760,272
8.984% (LIBOR 1 Month + 6.75%), 8/03/26 (t)		797	805,513
BWay Holding Company
5.59% (LIBOR 3 Month + 3.25%), 4/03/24 (t)		2,143	2,107,150
Panther BF Aggregator 2 L P
5.734% (LIBOR 1 Month + 3.50%), 4/30/26 (t)		410	409,746

			4,082,681

Communications - Media - 0.1%
Diamond Sports Group, LLC
7/17/26 (u)		361	361,172

	Principal Amount (000)		U.S. $ Value
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.)
6.579% (LIBOR 3 Month + 4.00%), 5/01/26 (t)	U.S.$	356	$358,299
Univision Communications Inc.
4.984% (LIBOR 1 Month + 2.75%), 3/15/24 (t)		1,060	1,036,648

			1,756,119

Communications - Telecommunications - 0.0%
Intelsat Jackson Holdings S.A.
6.625%, 1/02/24		252	254,141
6.741% (LIBOR 1 Month + 4.50%), 1/02/24 (t)		150	151,200

			405,341

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.83% (LIBOR 1 Month + 3.50%), 11/06/24 (m)(t)		651	652,180

Consumer Cyclical - Other - 0.1%
Scientific Games International, Inc.
4.984% (LIBOR 1 Month + 2.75%), 8/14/24 (t)		2,603	2,587,555
Stars Group Holdings B.V.
5.83% (LIBOR 3 Month + 3.50%), 7/10/25 (t)		722	724,230

			3,311,785

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.550% (LIBOR 3 Month + 3.25%), 2/05/25 (t)		567	564,304
5.556% (LIBOR 3 Month + 3.25%), 2/05/25 (t)		1	1,432

			565,736

Consumer Cyclical - Retailers - 0.1%
PetSmart, Inc.
3/11/22 (u)		1,215	1,191,780
Specialty Building Products Holdings, LLC
7.984% (LIBOR 1 Month + 5.75%), 10/01/25 (m)(t)		1,018	1,023,272
Whatabrands LLC
7/18/26 (u)		608	609,594

			2,824,646

Consumer Non-Cyclical - 0.5%
Air Medical Group Holdings, Inc.
6.484% (LIBOR 1 Month + 4.25%), 3/14/25 (t)		1,170	1,124,530

	Principal Amount (000)		U.S. $ Value
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.984% (LIBOR 1 Month + 7.75%), 9/26/25 (t)	U.S.	$ 3,524	$3,111,986
athenahealth, Inc.
7.045% (LIBOR 3 Month + 4.50%), 2/11/26 (t)		5,036	5,046,665
BI-LO, LLC
10.338% (LIBOR 3 Month + 8.00%), 5/31/24 (t)		1,593	1,521,833
10.474% (LIBOR 3 Month + 8.00%), 5/31/24 (t)		1,542	1,473,559
10.562% (LIBOR 3 Month + 8.00%), 5/31/24 (t)		1,617	1,544,763
Regionalcare Hospital Partners Holdings, Inc.
6.769% (LIBOR 1 Month + 4.50%), 11/16/25 (t)		1,334	1,341,634
U.S. Renal Care, Inc.
7.25% (LIBOR 1 Month + 5.00%), 6/26/26 (t)		3,010	2,943,539

			18,108,509

Energy - 0.1%
CITGO Petroleum Corporation
3/28/24 (m)(u)		1,781	1,781,729

Other Industrial - 0.0%
American Tire Distributors, Inc.
8.522% (LIBOR 3 Month + 6.00%), 9/01/23 (j)(t)		292	288,904
9.734% (LIBOR 1 Month + 7.50%), 9/02/24 (j)(t)		743	676,315

			965,219

Services - 0.2%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC)
7/10/26 (v)		377	377,806
6.507% (LIBOR 3 Month + 4.25%), 7/10/26 (t)		37	37,407
Parexel International Corporation
4.984% (LIBOR 1 Month + 2.75%), 9/27/24 (u)		634	611,101
Team Health Holdings, Inc.
4.984% (LIBOR 1 Month + 2.75%), 2/06/24 (t)		2,683	2,343,265
Verscend Holding Corp.
6.734% (LIBOR 1 Month + 4.50%), 8/27/25 (t)		1,980	1,987,927

			5,357,506

	Principal Amount (000)		U.S. $ Value
Technology - 0.2%
Avaya Inc.
6.575% (LIBOR 1 Month + 4.25%), 12/15/24 (k)(t)	U.S.$	2,783	$2,674,235
Boxer Parent Company Inc. (fka BMC Software, Inc.)
6.58% (LIBOR 3 Month + 4.25%), 10/02/25 (t)		2,687	2,582,076
Veritas US Inc.
6.734% (LIBOR 3 Month + 4.50%), 1/27/23 (t)		1,159	1,086,373
6.830% (LIBOR 3 Month + 4.50%), 1/27/23 (t)		230	215,634

			6,558,318

			46,541,132

Financial Institutions - 0.1%
Finance - 0.1%
Ellie Mae, Inc.
6.525% (LIBOR 3 Month + 4.00%), 4/17/26 (t)		1,387	1,386,956
Jefferies Finance LLC
6.188% (LIBOR 1 Month + 3.75%), 6/03/26 (t)		560	558,426

			1,945,382

Total Bank Loans (cost $48,923,267)			48,486,514

AGENCIES - 1.3%
Agency Debentures - 1.3%
Federal Home Loan Banks
5.50%, 7/15/36		8,695	12,085,267
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		10,400	14,894,984
6.75%, 3/15/31		4,000	5,786,040
Series GDIF
6.75%, 9/15/29		4,606	6,456,834
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		5,277	5,172,674

Total Agencies (cost $42,116,688)			44,395,799

EMERGING MARKETS - TREASURIES - 0.9%
Argentina - 0.0%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	2	25

Brazil - 0.4%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/25	BRL	47,870	14,255,750

	Principal Amount (000)		U.S. $ Value
Dominican Republic - 0.1%
Dominican Republic International Bond
16.95%, 2/04/22 (a)	DOP	149,900	$3,490,569

South Africa - 0.4%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	110,304	7,763,459
Series 2030
8.00%, 1/31/30		59,389	3,865,885

			11,629,344

Total Emerging Markets - Treasuries (cost $30,354,760)			29,375,688

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Non-Agency Fixed Rate CMBS - 0.7%
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class XA
1.178%, 11/15/49 (h)	U.S.$	38,207	2,272,223
Citigroup/Deutsche Bank Mortgage Trust
Series 2017-CD3, Class XA
1.028%, 2/10/50 (h)		14,944	925,364
Commercial Mortgage Trust
Series 2014-CR15, Class XA
0.945%, 2/10/47 (h)		43,218	1,465,861
Series 2015-CR27, Class XA
1.112%, 10/10/48 (h)		7,433	345,293
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class D
3.793%, 4/15/50 (a)(m)		670	639,016
GS Mortgage Securities Trust
Series 2016-GS3, Class XA
1.259%, 10/10/49 (h)		35,489	2,371,111
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.132%, 6/15/45 (a)(m)		1,863	1,792,400
Series 2016-JP2, Class XA
1.834%, 8/15/49 (h)		16,848	1,719,165
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.666%, 11/15/48 (m)		206	217,626
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (m)		1,143	662,751
Madison Avenue Trust
Series 2013-650M, Class E
4.034%, 10/12/32 (a)(m)		920	914,254
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class XA
1.089%, 4/15/48 (h)		12,937	600,593
UBS Commercial Mortgage Trust

	Principal Amount (000)		U.S. $ Value
Series 2012-C1, Class D
5.543%, 5/10/45 (a)(m)	U.S.$	1,300	$1,312,996
Series 2017-C1, Class XA
1.575%, 6/15/50 (h)		9,105	836,332
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XA
1.335%, 4/15/50 (h)		9,021	450,539
Series 2016-C36, Class XA
1.325%, 11/15/59 (h)		51,573	3,621,538
Series 2016-LC24, Class XA
1.684%, 10/15/49 (h)		32,176	2,910,802
Series 2016-LC25, Class XA
1.003%, 12/15/59 (h)		20,323	1,016,318

			24,074,182

Non-Agency Floating Rate CMBS - 0.2%
CLNS Trust
Series 2017-IKPR, Class F
6.869% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(e)(m)		1,480	1,491,107
DBWF Mortgage Trust
Series 2018-GLKS, Class E
5.316% (LIBOR 1 Month + 3.02%), 11/19/35 (a)(e)(m)		1,994	2,013,930
Morgan Stanley Capital I, Inc.
Series 2019-BPR, Class D
6.325% (LIBOR 1 Month + 4.00%), 5/15/36 (a)(e)(m)		1,251	1,250,994

			4,756,031

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.035%, 11/16/45 (h)		241	227

Total Commercial Mortgage-Backed Securities (cost $28,918,215)			28,830,440

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Bahrain - 0.2%
Oil and Gas Holding Co. BSCC (The)
7.625%, 11/07/24 (a)		668	746,699
8.375%, 11/07/28 (a)		3,912	4,586,873

			5,333,572

Indonesia - 0.0%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/23 (a)		277	304,832

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
4.75%, 4/24/25 (a)		768	831,744
5.375%, 4/24/30 (a)		1,940	2,174,013

			3,005,757

	Principal Amount (000)		U.S. $ Value
Mexico - 0.1%
Petroleos Mexicanos
5.50%, 6/27/44	U.S.$	2,000	$1,627,500
6.50%, 1/23/29		403	393,202

			2,020,702

Panama - 0.0%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/48 (a)		1,017	1,236,926

United States - 0.0%
Citgo Holding, Inc.
9.25%, 8/01/24 (a)		737	766,959

Total Quasi-Sovereigns (cost $11,539,658)			12,668,748

	Shares
COMMON STOCKS - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Berry Petroleum Corp.		137,229	1,344,844
Golden Energy Offshore Services AS (j)(k)		1,497,659	1,031,492
Paragon Litigation - Class A (j)(m)		10,360	2,072
Paragon Litigation - Class B (j)(m)		15,538	423,411
Tervita Corp. (k)		245,313	1,241,621
Vantage Drilling International (j)(k)(m)		5,303	1,251,508

			5,294,948

Consumer Discretionary - 0.1%
Auto Components - 0.0%
ATD New Holdings, Inc. (j)(k)(m)		29,486	869,837

Media - 0.1%
Ion Media Networks, Inc. - Class A (i)(j)(k)(m)		2,512	873,875

			1,743,712

Information Technology - 0.0%
IT Services - 0.0%
Paysafe Group Ltd. (i)(j)(m)		3,109	800,847

Software - 0.0%
Avaya Holdings Corp. (k)		34,528	415,717

			1,216,564

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (i)(j)(k)(m)		16,421	574,735

Company	Shares		U.S. $ Value
Industrials - 0.0%
Consumer Cyclical - Automotive - 0.0%
Exide Technologies (k)(m)		156,302	$196,940
Exide Technologies/Old (i)(j)(k)(m)		45,970	57,922

			254,862

Communication Services - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (k)		33,826	102,493
iHeartMedia, Inc. - Class A (j)(k)		1,690	25,282

			127,775

Total Common Stocks (cost $11,282,401)			9,212,596

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Qatar - 0.2%
Qatar Government International Bond
3.375%, 3/14/24 (a)	U.S.$	4,399	4,573,585
3.875%, 4/23/23 (a)		861	906,203

Total Governments - Sovereign Bonds (cost $5,252,346)			5,479,788

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30 (cost $2,560,000)		2,560	3,086,899

	Shares
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Banking - 0.0%
Paysafe Holdings UK Ltd.
0.00% (i)(j)(k)(m) (cost $834,450)		890,661	890,661

	Principal Amount (000)
WHOLE LOAN TRUSTS - 0.0%
Performing Asset - 0.0%
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (i)(j)(m)	U.S.$	1,780	395,589
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (i)(j)(m)		241	240,547

Total Whole Loan Trusts (cost $2,020,988)			636,136

Company	Shares		U.S. $ Value
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (k)		2,936	$2,202
Encore Automotive Acceptance, expiring 7/05/31 (i)(j)(k)(m)		12	0
Flexpath Capital, Inc., expiring 4/15/31 (i)(j)(k)(m)		17,195	0
iHeartMedia, Inc., expiring 5/01/39 (j)(k)		12,695	174,556
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (j)(k)		2,475	10
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (j)(k)		1,042	573

Total Warrants (cost $203,120)			177,341

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB,
2.31%(w)(x)(y) (cost $24,886,250)		24,886,250	24,886,250

	Principal Amount (000)
Governments - Treasuries - 0.0%
Nigeria - 0.0%
Nigeria Treasury Bills
Zero Coupon, 4/09/20 (cost $479,272)	U.S.$	188,367	480,879

Total Short-Term Investments (cost $25,365,522)			25,367,129

Total Investments - 122.0% (cost $3,948,769,241) (z)			3,986,522,282
Other assets less liabilities - (22.0)%			(718,859,042)

Net Assets - 100.0%			$3,267,663,240

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	224	September 2019	$30,877,000	$927,191
U.S. T-Note 10 Yr (CBT) Futures	5,735	September 2019	730,764,453	9,264,383
Sold Contracts
Euro Buxl 30 Yr Bond Futures	73	September 2019	16,887,890	(960,114)
Euro-BOBL Futures	480	September 2019	71,733,629	(593,027)
Euro-Bund Futures	67	September 2019	12,984,772	(302,648)
Euro-Schatz Futures	998	September 2019	124,095,138	(233,077)
U.S. T-Note 2 Yr (CBT) Futures	683	September 2019	146,439,469	233,941
U.S. T-Note 5 Yr (CBT) Futures	650	September 2019	76,410,547	(5,863)

				$8,330,786

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	37,962	TWD	1,172,835	9/11/19	$(239,935)
Bank of America, NA	USD	13,749	RUB	894,443	8/06/19	295,275
Bank of America, NA	USD	30,209	RUB	1,920,695	8/06/19	(50,882)
Bank of America, NA	USD	6,529	MXN	126,531	8/29/19	43,551
Barclays Bank PLC	IDR	126,354,080	USD	8,868	8/22/19	(86,391)
Barclays Bank PLC	USD	8,199	TWD	253,654	9/11/19	(40,533)
Barclays Bank PLC	USD	1,120	EUR	992	10/10/19	(15,398)
BNP Paribas SA	USD	21,271	SGD	28,893	8/22/19	(238,644)
BNP Paribas SA	USD	3,212	KRW	3,748,820	8/26/19	(55,212)
BNP Paribas SA	AUD	19,922	USD	13,764	9/05/19	123,939
BNP Paribas SA	USD	29,541	AUD	42,054	9/05/19	(746,899)
BNP Paribas SA	CHF	39,146	USD	40,189	9/12/19	690,170
BNP Paribas SA	ZAR	213,067	USD	14,746	9/18/19	(24,669)
BNP Paribas SA	CAD	43,192	USD	32,859	9/19/19	101,999
Citibank, NA	IDR	26,196,682	USD	1,809	8/22/19	(47,865)
Citibank, NA	USD	2,818	IDR	41,501,667	8/22/19	122,911
Citibank, NA	USD	14,081	KRW	16,354,601	8/26/19	(307,956)
Citibank, NA	AUD	2,918	USD	2,026	9/05/19	27,884
Citibank, NA	USD	6,691	TWD	206,546	9/11/19	(47,604)
Citibank, NA	CHF	49,381	USD	50,283	9/12/19	457,470
Citibank, NA	CAD	77,622	USD	59,314	9/19/19	445,463
Citibank, NA	NOK	19,594	USD	2,309	9/20/19	93,235
Citibank, NA	PLN	111,075	USD	29,280	10/11/19	571,796
Credit Suisse International	MXN	567,882	USD	28,450	8/29/19	(1,050,030)
Deutsche Bank AG	IDR	24,269,538	USD	1,661	8/22/19	(58,907)
Goldman Sachs Bank USA	BRL	44,105	USD	11,715	8/02/19	157,932
Goldman Sachs Bank USA	USD	11,499	BRL	44,105	8/02/19	57,402
Goldman Sachs Bank USA	IDR	15,139,131	USD	1,021	8/22/19	(52,113)
Goldman Sachs Bank USA	USD	921	MXN	17,837	8/29/19	5,800
Goldman Sachs Bank USA	USD	29,045	CHF	28,582	9/12/19	(204,962)
Goldman Sachs Bank USA	BRL	221,039	USD	58,176	10/10/19	570,137
Goldman Sachs Bank USA	USD	56,337	BRL	221,039	10/10/19	1,268,477
Goldman Sachs Bank USA	ILS	104,651	USD	29,624	10/16/19	(312,616)
Goldman Sachs Bank USA	USD	20,179	INR	1,400,482	10/24/19	(117,025)
HSBC Bank USA	KRW	8,834,340	USD	7,489	8/26/19	49,053
HSBC Bank USA	USD	4,893	TWD	151,506	9/11/19	(20,497)
HSBC Bank USA	USD	10,144	INR	704,311	10/24/19	(54,745)
JPMorgan Chase Bank, NA	IDR	25,060,812	USD	1,709	8/22/19	(67,026)
JPMorgan Chase Bank, NA	SGD	31,167	USD	23,032	8/22/19	344,182
JPMorgan Chase Bank, NA	USD	43,886	KRW	50,789,270	8/26/19	(1,112,934)
JPMorgan Chase Bank, NA	GBP	27,502	USD	35,113	8/28/19	1,626,356
JPMorgan Chase Bank, NA	USD	9,428	GBP	7,505	8/28/19	(290,314)
JPMorgan Chase Bank, NA	EUR	27,859	USD	31,247	10/10/19	234,689
Morgan Stanley Capital Services, Inc.	RUB	2,680,067	USD	41,331	8/06/19	(751,045)
Morgan Stanley Capital Services, Inc.	MYR	16,492	USD	3,969	8/21/19	(21,611)
Morgan Stanley Capital Services, Inc.	KRW	6,664,502	USD	5,646	8/26/19	33,104
Morgan Stanley Capital Services, Inc.	USD	17,473	AUD	24,789	9/05/19	(500,276)
Morgan Stanley Capital Services, Inc.	USD	7,219	TWD	222,718	9/11/19	(55,681)
Morgan Stanley Capital Services, Inc.	USD	6,626	ZAR	95,648	9/18/19	4,688
Morgan Stanley Capital Services, Inc.	ZAR	32,537	USD	2,278	9/18/19	22,678
Morgan Stanley Capital Services, Inc.	USD	29,255	PLN	111,064	10/11/19	(549,355)
Natwest Markets PLC	BRL	41,656	USD	10,861	8/02/19	(53,790)
Natwest Markets PLC	USD	11,064	BRL	41,656	8/02/19	(149,164)
Natwest Markets PLC	EUR	174,219	USD	196,719	10/10/19	2,780,657
Standard Chartered Bank	BRL	122,283	USD	32,480	8/02/19	437,875

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	32,273	BRL	122,283	8/02/19	$(231,116)
Standard Chartered Bank	IDR	36,227,576	USD	2,497	8/22/19	(69,806)
Standard Chartered Bank	SGD	59,588	USD	43,719	8/22/19	343,371
Standard Chartered Bank	USD	6,537	IDR	95,478,387	8/22/19	229,099
Standard Chartered Bank	KRW	19,025,302	USD	16,099	8/26/19	76,889
Standard Chartered Bank	USD	4,253	GBP	3,392	8/28/19	(122,591)
Standard Chartered Bank	USD	1,087	MXN	21,040	8/29/19	6,218
Standard Chartered Bank	TWD	2,013,598	USD	64,178	9/11/19	(586,726)
Standard Chartered Bank	USD	28,182	TWD	881,540	9/11/19	171,078
Standard Chartered Bank	USD	8,965	TWD	276,736	9/11/19	(64,266)
State Street Bank & Trust Co.	IDR	678,054,663	USD	46,640	8/22/19	(1,409,564)
State Street Bank & Trust Co.	GBP	316	USD	404	8/28/19	18,339
State Street Bank & Trust Co.	NZD	723	USD	479	9/09/19	3,513
UBS AG	BRL	124,732	USD	33,107	8/02/19	423,779
UBS AG	USD	33,130	BRL	124,732	8/02/19	(446,643)
UBS AG	USD	3,647	MXN	73,339	8/29/19	162,806
UBS AG	USD	33,022	BRL	124,732	9/04/19	(410,303)
UBS AG	USD	9,068	TWD	280,254	9/11/19	(53,817)

						$1,282,904

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
ITRAXX-AUSTRALIA Series 31, 5 Year Index, 6/20/24*	(1.00)%	Quarterly	0.59%	USD	65,200	$(1,312,087)	$(662,514)	$(649,573)
People’s Republic of China, 7.500%, 10/28/27, 6/20/24*	(1.00)	Quarterly	0.41	USD	26,900	(780,357)	(584,146)	(196,211)
Republic of Korea, 2.750%, 1/19/27, 6/20/24*	(1.00)	Quarterly	0.29	USD	26,900	(931,330)	(836,930)	(94,400)
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.17	USD	34,749	2,895,034	2,487,114	407,920
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	1.00	Quarterly	0.53	USD	11,500	266,103	189,041	77,062
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/24*	1.00	Quarterly	1.26	USD	6,750	(72,838)	(206,496)	133,658
iTraxx -Xover Series 31, 5 Year Index, 6/20/24*	5.00	Quarterly	2.53	EUR	23,460	3,056,265	2,649,684	406,581

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Colombia, 10.375%, 1/28/33, 6/20/24*	1.00%	Quarterly	0.85%	USD	6,750	$53,527	$(57,034)	$110,561
Republic of South Africa, 5.500%, 3/09/20, 6/20/24*	1.00	Quarterly	1.73	USD	6,750	(216,727)	(265,728)	49,001
Republic of Turkey, 11.875%, 1/15/30, 6/20/24*	1.00	Quarterly	3.57	USD	12,356	(1,345,986)	(1,251,105)	(94,881)
Russian Federation, 7.500%, 3/31/30, 6/20/24*	1.00	Quarterly	0.99	USD	6,750	12,287	(109,366)	121,653

						$1,623,891	$1,352,520	$271,371

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	109,350	4/20/23	2.850%	3 Month LIBOR	Semi-Annual/Quarterly	$(4,061,484)	$	– 0	–	$(4,061,484)
USD	46,860	4/02/24	2.851%	3 Month LIBOR	Semi-Annual/Quarterly	(2,503,649)		– 0	–	(2,503,649)
USD	30,755	2/10/25	2.034%	3 Month LIBOR	Semi-Annual/Quarterly	(439,994)		– 0	–	(439,994)
USD	6,010	6/09/25	2.491%	3 Month LIBOR	Semi-Annual/Quarterly	(216,197)		– 0	–	(216,197)
USD	10,000	1/11/27	2.285%	3 Month LIBOR	Semi-Annual/Quarterly	(277,091)		– 0	–	(277,091)
USD	11,920	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(406,318)		– 0	–	(406,318)

						$(7,904,733)	$	– 0	–	$(7,904,733)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)%	Monthly	3.66%	USD	17,164	$578,426	$1,085,001	$(506,575)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	8,586	289,348	503,508	(214,160)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.79	USD	5,000	(957,638)	(125,980)	(831,658)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	19,075	(1,783,513)	(2,085,947)	302,434
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	9,557	(895,172)	(982,938)	87,766
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	9,557	(895,173)	(973,046)	77,873
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	9,557	(895,173)	(973,046)	77,873
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,529	(143,217)	(158,168)	14,951
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	5,000	(467,083)	(513,985)	46,902
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	5,000	(467,084)	(521,530)	54,446
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	5,000	(467,083)	(618,750)	151,667
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	643	(60,121)	(73,965)	13,844
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	12,000	(1,122,000)	(1,548,042)	426,042

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	3,250	$(303,605)	$(341,661)	$38,056
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,146	(107,056)	(186,276)	79,220
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	6,500	9,677	(357,026)	366,703
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	2,839	4,227	(114,389)	118,616
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	567	844	(22,846)	23,690
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	1,136	1,691	(46,640)	48,331
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	15,000	21,500	(430,901)	452,401
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.79	USD	4,000	(766,111)	47,123	(813,234)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	660	(61,655)	(8,754)	(52,901)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	9,220	(861,301)	(1,134,048)	272,747
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	763	(71,341)	(87,884)	16,543
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	17,343	(1,621,570)	(2,185,817)	564,247
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	23,700	35,287	(1,055,996)	1,091,283
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	20,000	(1,868,333)	(2,938,662)	1,070,329
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	10,000	(934,166)	(1,611,984)	677,818

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	12.79%	USD	16,500	$(3,160,208)	$(3,792,632)	$632,424
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	13,000	(1,214,417)	(1,341,261)	126,844
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	32,853	(3,069,018)	(4,656,827)	1,587,809
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	14,291	(1,336,208)	(1,690,858)	354,650
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	11,909	(1,113,492)	(1,406,354)	292,862
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	6,323	(590,673)	(1,042,899)	452,226
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	8,827	(824,588)	(1,476,851)	652,263
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	9,543	(891,475)	(1,095,210)	203,735
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	293	437	(12,236)	12,673
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	547	(51,099)	(38,925)	(12,174)

						$(26,058,136)	$(34,016,702)	$7,958,566

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2019
Barclays Capital, Inc.	543	USD	(0.50	)%*	8/01/19	$543,643
Barclays Capital, Inc.	935	USD	1.75%		8/01/19	935,025
First Boston+	1,224	EUR	(1.25	)%*	—	1,354,968
JPMorgan Chase Bank+	939	EUR	(1.25	)%*	—	1,039,494
JPMorgan Chase Bank+	1,145	EUR	(1.25	)%*	—	1,267,931

						$5,141,061

*	Interest payment due from counterparty.
+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2019

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days		31-90 Days		Greater than 90 Days		Total
Emerging Markets - Corporate Bonds	$935,025	– 0	–	– 0	–	– 0	–	$935,025
Corporates - Non-Investment Grade	4,205,983	– 0	–	– 0	–	– 0	–	4,205,983

Total	$5,141,061	– 0	–	– 0	–	– 0	–	$5,141,061

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $869,236,113 or 26.6% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.78% of net assets as of July 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide International Holdings LP
10.75%, 10/31/21	6/18/19	$2,688,117	$2,889,192	0.09%
Exide Technologies
7.25%, 4/30/27	6/21/19	2,872,059	744,659	0.02%
Exide Technologies
11.00%, 10/31/24	12/01/17	2,846,910	2,960,108	0.09%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.516%, 11/25/24	9/18/15	1,324,946	1,450,128	0.04%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2
7.766%, 10/25/25	9/18/15	2,204,077	2,499,424	0.08%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	861,787	14	0.00%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A
4.404%, 3/27/24	6/07/19	3,831,407	3,834,678	0.12%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A
5.162%, 5/27/23	6/07/19	4,693,277	4,70l0,852	0.14%
SoFi Consumer Loan Program LLC Series 2016-1, Class R
Zero Coupon, 8/25/25	7/28/17	1,680,706	1,373,636	0.04%
SoFi Consumer Loan Program LLC Series 2016-5, Class R
Zero Coupon, 9/25/28	6/23/17	1,275,923	384,064	0.01%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1
Zero Coupon, 9/25/26	9/18/17	1,758,337	727,521	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
SoFi Consumer Loan Program Trust Series 2018-1, Class R1
Zero Coupon, 2/25/27	2/01/18	$3,677,430	$2,280,096	0.07%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	695,000	702,193	0.02%
Tonon Luxembourg SA
6.50%, 10/31/24	7/24/15	2,169,071	36,792	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	3,510,949	184,592	0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	745,965	134,438	0.00%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	2/03/14	916,308	42,356	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.516%, 11/25/25	9/06/16	785,756	877,585	0.03%

(g)	Inverse interest only security.
(h)	IO - Interest Only.
(i)	Fair valued by the Adviser.
(j)	Illiquid security.
(k)	Non-income producing security.
(l)	Defaulted.
(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2019.
(o)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(p)	Defaulted matured security.
(q)	Pays 10.75% cash or up to 4.5% PIK and remaining in cash.
(r)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Monitronics International, Inc.
9.125%, 4/01/20	2/14/18	$1,585,380	$93,310	0.00%

(s)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(t)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2019.
(u)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(v)

This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain of these unfunded loan commitments amounted to $377,806 and $4,359, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(w)	Affiliated investments.
(x)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(y)	The rate shown represents the 7-day yield as of period end.
(z)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $127,612,879 and gross unrealized depreciation of investments was $(79,920,944), resulting in net unrealized depreciation of $47,691,935.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN 1

July 31, 2019 (unaudited)

79.6%	United States
2.1%	Italy
2.0%	Canada
1.6%	Indonesia
1.4%	United Kingdom
1.1%	Cayman Islands
1.0%	Russia
1.0%	Brazil
0.7%	Spain
0.7%	France
0.6%	Netherlands
0.5%	Mexico
0.5%	South Africa
6.6%	Other
0.6%	Short-Term

100.0%	Total Investments

1

All data are as of July 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Angola, Argentina, Australia, Bahamas, Bahrain, Chile, China, Colombia, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Germany, Ghana, Honduras, Hong Kong, India, Ireland, Ivory Coast, Jamaica, Jersey (Channel Islands), Kazakhstan, Kenya, Lebanon, Luxembourg, Malaysia, Mauritius, Nigeria, Norway, Oman, Panama, Peru, Qatar, Senegal, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, Virgin Islands (BVI) and Zambia.

AB Bond Fund, Inc.

AB Short Duration Income Portfolio

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,541,923,921		$	– 0	–	$1,541,923,921
Mortgage Pass-Throughs		– 0	–	701,291,351			– 0	–	701,291,351
Collateralized Mortgage Obligations		– 0	–	411,594,486			– 0	–	411,594,486
Corporates - Non-Investment Grade		– 0	–	344,091,429			9,788,348	(a)	353,879,777
Corporates - Investment Grade		– 0	–	348,769,750			– 0	–	348,769,750
Emerging Markets - Sovereigns		– 0	–	93,165,984			– 0	–	93,165,984
Asset-Backed Securities		– 0	–	42,788,737			47,378,097		90,166,834
Emerging Markets - Corporate Bonds		– 0	–	64,373,782			184,592		64,558,374
Inflation-Linked Securities		– 0	–	60,338,856			– 0	–	60,338,856
Collateralized Loan Obligations		– 0	–	– 0	–		56,602,767		56,602,767
Local Governments - Provincial Bonds		– 0	–	55,622,443			– 0	–	55,622,443
Bank Loans		– 0	–	44,857,970			3,628,544		48,486,514
Agencies		– 0	–	44,395,799			– 0	–	44,395,799
Emerging Markets - Treasuries		– 0	–	29,375,688			– 0	–	29,375,688
Commercial Mortgage-Backed Securities		– 0	–	18,535,366			10,295,074		28,830,440
Quasi-Sovereigns		– 0	–	12,668,748			– 0	–	12,668,748
Common Stocks		4,161,449		– 0	–		5,051,147		9,212,596
Governments - Sovereign Bonds		– 0	–	5,479,788			– 0	–	5,479,788
Local Governments - US Municipal Bonds		– 0	–	3,086,899			– 0	–	3,086,899
Preferred Stocks		– 0	–	– 0	–		890,661		890,661
Whole Loan Trusts		– 0	–	– 0	–		636,136		636,136
Warrants		177,341		– 0	–		– 0	–(a)	177,341
Short-Term Investments		24,886,250		– 0	–		– 0	–	24,886,250
Governments - Treasuries		– 0	–	480,879			– 0	–	480,879

Total Investments in Securities		29,225,040		3,822,841,876			134,455,366		3,986,522,282
Other Financial Instruments(b):
Assets:
Futures		10,425,515		– 0	–		– 0	–	10,425,515
Forward Currency Exchange Contracts		– 0	–	12,001,815			– 0	–	12,001,815
Centrally Cleared Credit Default Swaps		– 0	–	6,283,216			– 0	–	6,283,216
Credit Default Swaps		– 0	–	941,437			– 0	–	941,437
Liabilities:
Futures		(2,094,729)		– 0	–		– 0	–	(2,094,729)
Forward Currency Exchange Contracts		– 0	–	(10,718,911)			– 0	–	(10,718,911)
Centrally Cleared Credit Default Swaps		– 0	–	(4,659,325)			– 0	–	(4,659,325)
Centrally Cleared Interest Rate Swaps		– 0	–	(7,904,733)			– 0	–	(7,904,733)
Credit Default Swaps		– 0	–	(26,999,573)			– 0	–	(26,999,573)
Reverse Repurchase Agreements		(5,141,061)		– 0	–		– 0	–	(5,141,061)

Total		$32,414,765		$3,791,785,802			$134,455,366		$3,958,655,933

(a)	The Fund held securities with zero market value at period end.
(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Corporates-Non- Investment Grade(a)		Asset-Backed Securities
Balance as of 10/31/18	$2,358,544		$5,130,445		$45,113,715
Accrued discounts/(premiums)	– 0	–	(103,859)		6,387
Realized gain (loss)	– 0	–	(337,683)		(3,648,267)
Change in unrealized appreciation/depreciation	– 0	–	(4,381,241)		10,186
Purchases/Payups	– 0	–	13,999,327		19,775,897
Sales/Paydowns	– 0	–	(5,890,120)		(13,879,821)
Transfers in to Level 3	– 0	–	1,371,479		– 0	–
Transfers out of Level 3	(2,358,544)		– 0	–	– 0	–

Balance as of 7/31/19	$ – 0	–	$9,788,348		$47,378,097

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$ – 0	–	$(5,105,217)		$(1,606,109)

	Emerging Markets- Corporate Bonds		Collateralized Loan Obligations		Bank Loans
Balance as of 10/31/18	$344,626		$55,545,759		$3,649,183
Accrued discounts/(premiums)	(1,207)		(3,192)		5,704
Realized gain (loss)	– 0	–	94,466		(526,162)
Change in unrealized appreciation/depreciation	2,109,931		(925,341)		261,965
Purchases/Payups	– 0	–	6,049,700		1,784,607
Sales/Paydowns	(2,268,758)		(4,158,625)		(3,238,362)
Transfers in to Level 3	– 0	–	– 0	–	1,846,859
Transfers out of Level 3	– 0	–	– 0	–	(155,250)

Balance as of 7/31/19	$184,592		$56,602,767		$3,628,544

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$(104,189)		$(829,255)		$3,102

	Commercial Mortgage-Backed Securities		Common Stocks		Preferred Stocks
Balance as of 10/31/18	$8,616,054		$5,424,648		$834,450
Accrued discounts/(premiums)	8,129		– 0	–	– 0	–
Realized gain (loss)	153,559		493,790		– 0	–
Change in unrealized appreciation/depreciation	(35,666)		(2,605)		56,211
Purchases/Payups	5,160,099		486,519		– 0	–
Sales/Paydowns	(3,607,101)		(1,351,205)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/19	$10,295,074		$5,051,147		$890,661

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$(11,535)		$469,742		$56,211

	Whole Loan Trusts		Warrants(a)			Total
Balance as of 10/31/18	$1,389,874		$	– 0	–	$128,407,298
Accrued discounts/(premiums)	1,114			– 0	–	(86,924)
Realized gain (loss)	(193,132)			– 0	–	(3,963,429)
Change in unrealized appreciation/depreciation	(39,911)			– 0	–	(2,946,471)
Purchases/Payups	– 0	–		– 0	–	47,256,149
Sales/Paydowns	(521,809)			– 0	–	(34,915,801)
Transfers in to Level 3	– 0	–		– 0	–	3,218,338
Transfers out of Level 3	– 0	–		– 0	–	(2,513,794)

Balance as of 7/31/19	$636,136		$	– 0	–	$134,455,366 (b)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$(159,968)		$	– 0	–	$(7,287,218)

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2019. Securities priced (i) by third party vendors, or (ii) by brokers are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/19			Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade	$	– 0	–	Qualitative Assessment		$	– 0	–
		$165,779		Recovery Analysis	Collateral Value		$100.00 / N/A

$165,779

Common Stocks		$873,875		Market- Approach	EBITDA* Projection EBITDA* Multiples		$298.8mm / N/A 6.5X / N/A
		$800,847		Market- Approach	EBITDA* Projection EBITDA* Multiples		$530mm / N/A 13.7X / N/A
		$57,922		Qualitative Assessment		$	– 0	–

$1,732,644

Preferred Stocks		$890,661		Market- Approach	EBITDA* Projection EBITDA* Multiples		$530mm / N/A 16.4X / N/A
Whole Loan Trusts		$299,002		Recovery Analysis	Cumulative Loss		<20% / N/A
		$240,547		Recovery Analysis	Cumulative Loss		<20% / N/A
		$96,587		Discounted Cash Flow	Cash Flow Yield		100.00% / N/A

$636,136

Warrants	$	– 0	–	Qualitative Assessment		$	– 0	–

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in collateral value and EBITDA projections/multiples in isolation would be expected to result in a significant higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$37,089	$741,177	$753,380	$24,886	$	– 0	–